       As filed with the Securities and Exchange Commission on November 16, 2006

                                              Securities Act File No. 333-135840
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. 1

                          ING VARIABLE PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

    It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------
       Title of Securities Being Issued: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                 ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-262-3862



                               November 22, 2006

Dear Variable Contract Owner/Plan Participant:


         The Board of Directors has called a Special Meeting of shareholders of ING Goldman Sachs(R) Capital Growth Portfolio ("Goldman Sachs(R) Capital Growth Portfolio"), which is scheduled for 10:00 a.m., Local time, on January 4, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         The Board of Directors of Goldman Sachs(R) Capital Growth Portfolio has reviewed and recommends the proposed reorganization ("Reorganization") of Goldman Sachs(R) Capital Growth Portfolio with and into ING VP Growth Portfolio ("VP Growth Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."


         Shares of Goldman Sachs(R) Capital Growth Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a "Variable Contract") or at your discretion by your qualified pension or retirement plan ("Qualified Plan"). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan ("Plan Participant") or as an owner of a Variable Contract for which the Goldman Sachs(R) Capital Growth Portfolio serves as an investment option, are being asked by your Insurance Company and/or Qualified Plan for instructions as to how to vote the shares of the Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are being furnished to Variable Contract owners and/or Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.


         If the Reorganization is approved and consummated, the separate account in which you have an interest will own shares of VP Growth Portfolio instead of shares of Goldman Sachs(R) Capital Growth Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

         YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT AND/OR QUALIFIED PLAN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN JANUARY 3, 2007.

         Goldman Sachs(R) Capital Growth Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                        Sincerely,

                                        /s/ Shaun P. Mathews
                                        Shaun P. Mathews,
                                        PRESIDENT AND CHIEF EXECUTIVE OFFICER

                      (This page intentionally left blank)

                  ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-262-3862



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                OF ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
                         SCHEDULED FOR JANUARY 4, 2007


To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Goldman Sachs(R) Capital Growth Portfolio ("Goldman Sachs(R) Capital Growth Portfolio") is scheduled for January 4, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

          (1) To approve an Agreement and Plan of Reorganization by and among Goldman Sachs(R) Capital Growth Portfolio and ING VP Growth Portfolio ("VP Growth Portfolio"), providing for the reorganization of Goldman Sachs(R) Capital Growth Portfolio with and into VP Growth Portfolio; and

          (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.


         Shareholders of record as of the close of business on October 10, 2006, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Goldman Sachs(R) Capital Growth Portfolio or by voting in person at the Special Meeting.


                                        By Order of the Board of Directors

                                        /s/ Huey P. Falgout, Jr.
                                        Huey P. Falgout, Jr.
                                        SECRETARY


November 22, 2006

                      (This page intentionally left blank)

                             ING VP GROWTH PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               NOVEMBER 22, 2006

                                TABLE OF CONTENTS

INTRODUCTION                                                                                                           1

SUMMARY                                                                                                                3
   The Proposed Reorganization                                                                                         3
   Comparison of Investment Objectives and Principal Investment Strategies                                             5
   Comparison of Portfolio Characteristics                                                                             7
   Comparison of Portfolio Performance                                                                                 8
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios                             11

COMPARISON OF FEES AND EXPENSES                                                                                       13
   Management Fees                                                                                                    13
   Sub-Adviser Fees                                                                                                   13
   Administration Fees                                                                                                13
   Distribution and Service Fees                                                                                      13
   Expense Limitation Arrangements                                                                                    13
   Expense Tables                                                                                                     14
   Portfolio Expenses                                                                                                 14
   General Information                                                                                                16
   Key Differences in Rights of ING Goldman Sachs(R) Capital Growth Portfolio's Shareholders and ING VP Growth
   Portfolio's Shareholders                                                                                           16

INFORMATION ABOUT THE REORGANIZATION                                                                                  16
   The Reorganization Agreement                                                                                       16
   Reasons for the Reorganization                                                                                     17
   Board Considerations                                                                                               17
   Tax Considerations                                                                                                 18
   Expenses of the Reorganization                                                                                     18
   Future Allocation of Premiums                                                                                      18

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS                                                                           18
   Form of Organization                                                                                               18
   Adviser                                                                                                            18
   Distributor                                                                                                        19
   Dividends, Other Distributions and Taxes                                                                           19
   Capitalization                                                                                                     20

GENERAL INFORMATION ABOUT THE PROXY STATEMENT                                                                         20
   Solicitation of Proxies                                                                                            20
   Voting Rights                                                                                                      21
   Other Matters to Come Before the Special Meeting                                                                   21
   Shareholder Proposals                                                                                              22

APPENDICES
   Portfolio Manager's Report for ING VP Growth Portfolio                                                            A-1
   Form of Agreement and Plan of Reorganization                                                                      B-1
   Additional Information Regarding ING VP Growth Portfolio                                                          C-1
   Security Ownership of Certain Beneficial and Record Owners                                                        D-1

                      (This page intentionally left blank)

                           PROXY STATEMENT/PROSPECTUS

                             ING VP GROWTH PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-262-3862



                               November 22, 2006


                                  INTRODUCTION


         This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING Goldman Sachs(R) Capital Growth Portfolio ("Goldman Sachs(R) Capital Growth Portfolio") to be held on January 4, 2007. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Goldman Sachs(R) Capital Growth Portfolio with and into ING VP Growth Portfolio ("VP Growth Portfolio") (each a "Portfolio" and collectively, the "Portfolios").


         Shares of Goldman Sachs(R) Capital Growth Portfolio are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts") and qualified pension and retirement plans (each a "Qualified Plan"). Participants in a Qualified Plan ("Plan Participants") or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as "shareholders" of the Portfolios.

         Under an Agreement and Plan of Reorganization ("Reorganization Agreement"), Goldman Sachs(R) Capital Growth Portfolio would transfer its assets to VP Growth Portfolio in exchange for shares of common stock of VP Growth Portfolio and the assumption by VP Growth Portfolio of Goldman Sachs(R) Capital Growth Portfolio's known liabilities as of the Closing Date (as defined below). VP Growth Portfolio shares would then be distributed to shareholders of Goldman Sachs(R) Capital Growth Portfolio so that each shareholder would receive a number of full and fractional shares of VP Growth Portfolio equal to the aggregate value of the number of shares of Goldman Sachs(R) Capital Growth Portfolio held by such shareholder. As a result of the Reorganization, Goldman Sachs(R) Capital Growth Portfolio will distribute shares of VP Growth Portfolio in liquidation of Goldman Sachs(R) Capital Growth Portfolio on November 4, 2006, or such other date as the parties may agree ("Closing Date").

         Because you, as a shareholder of Goldman Sachs(R) Capital Growth Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of VP Growth Portfolio, this Proxy Statement also serves as a Prospectus for VP Growth Portfolio. VP Growth Portfolio is a diversified, open-end management investment company, which seeks to achieve growth of capital by investing in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential, as described more fully below.


         This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated November 22, 2006, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Initial ("I") Class, or Service ("S") Class and Adviser ("ADV") Class Prospectuses of Goldman Sachs(R) Capital Growth Portfolio, each dated April 28, 2006, which are incorporated by reference; and the I Class, S Class or ADV Class Prospectus for VP Growth Portfolio, each dated April 28, 2006. The SAI for each Portfolio, dated April 28, 2006, are incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, dated December 31, 2005, and the semi-annual report for each Portfolio, dated June 30, 2006, are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the

Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-262-3862.


         Both Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information, at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

         You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the I Class, S Class, and ADV Class Prospectuses, each dated April 28, 2006, for more information about VP Growth Portfolio.

THE PROPOSED REORGANIZATION

         At a meeting held on May 25, 2006, the Board of Directors of Goldman Sachs(R) Capital Growth Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

     - the transfer of all of the assets of Goldman Sachs(R) Capital Growth Portfolio to VP Growth Portfolio in exchange for shares of common stock of VP Growth Portfolio;

     - the assumption by VP Growth Portfolio of the liabilities of Goldman Sachs(R) Capital Growth Portfolio known as of the Closing Date (as described below);

     - the distribution of VP Growth Portfolio shares to the shareholders of Goldman Sachs(R) Capital Growth Portfolio; and

     -   the complete liquidation of Goldman Sachs(R) Capital Growth Portfolio.

         VP Growth Portfolio shares would then be distributed to shareholders of Goldman Sachs(R) Capital Growth Portfolio so that each shareholder would receive a number of full and fractional shares of VP Growth Portfolio equal to the aggregate value of shares of Goldman Sachs(R) Capital Growth Portfolio held by such shareholder.


         As a result of the Reorganization, each owner of I Class, S Class and ADV Class shares of Goldman Sachs(R) Capital Growth Portfolio would become a shareholder of the corresponding class of VP Growth Portfolio. The Reorganization is expected to be effective on January 13, 2007, or such other date as the parties may agree (the "Closing Date").


         Each I Class, S Class and ADV Class shareholder will hold, immediately after the Closing Date, shares of the corresponding class of VP Growth Portfolio having an aggregate value equal to the aggregate value of the corresponding class of Goldman Sachs(R) Capital Growth Portfolio held by that shareholder as of the Closing Date.

         In considering whether to approve the Reorganization, you should note that:

     -   The Portfolios have similar investment objectives;

     - The Portfolios have similar investment strategies with a focus on large capitalization growth companies;

     - Goldman Sachs(R) Capital Growth Portfolio is advised by ING Life Insurance and Annuity Company and sub-advised by Goldman Sachs Asset Management, L.P., while VP Growth Portfolio is advised by ING Investments, LLC and sub-advised by ING Investment Management Co.;

     - VP Growth Portfolio is the larger portfolio (approximately $194.7 million versus $42.4 million as of June 30, 2006) and, as of June 30, 2006, the 1-year and 3-year performance of VP Growth Portfolio is superior to that of Goldman Sachs(R) Capital Growth Portfolio;



     - The proposed Reorganization will result in a lower management fee for shareholders of Goldman Sachs(R) Capital Growth Portfolio (0.60% versus 0.80%); and


     - The proposed Reorganization is expected to result in lower gross and net expenses for shareholders of Goldman Sachs(R) Capital Growth Portfolio.

         The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for I Class, S Class and ADV Class shares of each Portfolio as of June 30, 2006 are as follows:


     GROSS AND NET EXPENSES BEFORE THE REORGANIZATION (1)



                                                          I CLASS       S CLASS      ADV CLASS
                                                          -------       -------      ---------
     Goldman Sachs(R) Capital Growth Portfolio               0.90%         1.15%          1.40%
     VP Growth Portfolio                                     0.69%         0.94%          1.19%(2)

     AFTER THE REORGANIZATION: PRO FORMA

                                                          I CLASS       S CLASS      ADV CLASS
                                                          -------       -------      ---------
     Gross estimated expenses of VP Growth Portfolio         0.69%         0.94%          1.19%
     Net estimated expenses of VP Growth Portfolio           0.69%         0.94%          1.19%


----------

(1) Neither Goldman Sachs(R) Capital Growth Portfolio nor VP Growth Portfolio have any contractual fee waivers in place and therefore the gross and net expenses of each Portfolio, respectively, are equivalent.

(2) For ADV Class shares of VP Growth Portfolio, because the ADV Class shares had not commenced operations as of June 30, 2006, expenses are based on the Portfolio's actual operating expenses for I Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Portfolio, has agreed.

         Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         The following summarizes the investment objectives, principal investment strategies and management differences, if any, between Goldman Sachs(R) Capital Growth Portfolio and VP Growth Portfolio:

                                  GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO                     VP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE         The Portfolio seeks long-term growth of capital.  The Portfolio seeks growth of capital through investment in a diversified portfolio consisting
                                                                               primarily of common stocks and securities
                                                                               convertible into common stocks believed to offer
                                                                               growth potential.

PRINCIPAL INVESTMENT          -  Under normal conditions, the Portfolio        -  Under normal market conditions, the Portfolio
STRATEGIES                       invests at least 90% of its assets in equity     invests primarily in common stocks and
                                 investments.                                     securities convertible into common stock of
                                                                                  large U.S. companies. The Sub-Adviser defines
                              -  Seeks to achieve its investment objective by     large companies as companies that have a market
                                 investing in a diversified portfolio of          capitalization of at least $4 billion at the
                                 equity securities that are considered by the     time of purchase. The market capitalization of
                                 Sub-Adviser to have long-term capital            what the Sub-Adviser considers to be large
                                 appreciation potential.                          companies changes with market conditions.

                              -  Although the Portfolio invests primarily in   -  The Portfolio invests primarily in large
                                 publicly traded U.S. securities, it may          companies but may invest in companies of any
                                 invest up to 10% of its assets in foreign        size.
                                 securities, including securities of issuers
                                 in emerging countries and securities quoted   -  May invest in foreign securities.
                                 in foreign securities.
                                                                               -  May invest in derivatives.
                              -  The Sub-Adviser may sell securities for a
                                 variety of reasons, such as to secure gains,  -  The Sub-Adviser uses internally developed
                                 limit losses, or redeploy assets into            quantitative computer models to evaluate the
                                 opportunities believed to be more promising,     financial characteristics (for example,
                                 among others.                                    earnings growth consistency, earnings momentum,
                                                                                  and price/free cash flow ratio) of
                                                                                  approximately 1,000 companies. The Sub-Adviser
                                                                                  analyzes these characteristics in an attempt to
                                                                                  identify companies it believes have strong
                                                                                  growth characteristics or demonstrate a
                                                                                  positive trend in business momentum but whose
                                                                                  perceived value is not reflected in the stock
                                                                                  price.

                                                                               -  The Sub-Adviser focuses on companies that it
                                                                                  believes have strong, sustainable and improving
                                                                                  earnings growth and established market
                                                                                  positions in a particular industry.

                                                                               -  The Portfolio may lend portfolio securities on
                                                                                  a short-term or long-term basis, up to 33 1/3%
                                                                                  of its total assets.

                                                                               -  The Sub-Adviser may sell securities for a
                                                                                  variety of reasons, such as to secure gains,
                                                                                  limit losses, or redeploy assets into
                                                                                  opportunities believed to be more promising,
                                                                                  among others.

                                  GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO                     VP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER           ING Life Insurance and Annuity Company ("ILIAC")      ING Investments, LLC ("ING Investments")

SUB-ADVISER                    Goldman Sachs Asset Management, L.P. ("GSAM")       ING Investment Management Co. ("ING IM")

PORTFOLIO MANAGER            GSAM uses a team approach in its management of    Kenneth Bragdon has co-managed VP Growth Portfolio
                             Goldman Sachs(R) Capital Growth Portfolio. David  since May 1998. Richard Welsh has co-managed VP
                             G. Shell, CFA; Steven M. Barry; and Gregory H.    Growth Portfolio since 2004.
                             Ekizian, CFA, are primarily responsible for the
                             day-to-day management of Goldman Sachs(R) Capital
                             Growth Portfolio.

         As you can see from the chart above, the investment objectives and principal investment strategies of the Portfolios are compatible. Both Portfolios have substantially similar average market capitalization ($58.6 billion for Goldman Sachs(R) Capital Growth Portfolio and $72.3 billion for
VP Growth Portfolio). Both Portfolios invest in foreign securities. Goldman Sachs(R) Capital Growth Portfolio may invest up to 10% of its assets in foreign securities, including emerging markets, and VP Growth Portfolio may invest up to 25% of its assets in foreign securities, including up to 5% in emerging markets. Goldman Sachs(R) Capital Growth Portfolio currently invests approximately 6% of its assets in foreign securities and VP Growth Portfolio currently invests approximately 3% of its assets in foreign securities. VP Growth Portfolio may invest, without limit, in convertible securities, but does not presently do so.


         Please refer to the "Comparison of Portfolio Characteristics" table on page 7 for more specific information regarding the portfolio characteristics of the Portfolios.

COMPARISON OF PORTFOLIO CHARACTERISTICS


         The following table compares certain characteristics of the Portfolios as of June 30, 2006:


                                             GOLDMAN SACHS(R) CAPITAL GROWTH
                                                        PORTFOLIO                        VP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF ENTIRE PORTFOLIO
Net Assets                                                  $42,438,310                            $194,710,961

Number of Holdings                                               66                                      58

Portfolio Turnover Rate(1)                                       38%                                     78%

Top 5 Industries (as % of net assets)        Diversified Financial Svcs.      12.4%  Miscellaneous Manufacturing           9.8%
                                             Telecommunications                8.6%  Retail                                9.6%
                                             Software                          8.2%  Telecommunications                    7.6%
                                             Oil and Gas                       7.9%  Pharmaceuticals                       7.4%
                                             Retail                            6.5%  Diversified Financial Services        6.3%

Top 10 Holdings (as a % of net assets)       Freddie Mac                       4.3%  General Electric Co.                  4.8%
                                             Microsoft Corp.                   3.7%  Cisco Sys                             4.6%
                                             Baker Hughes, Inc.                3.4%  Procter & Gamble Co.                  4.2%
                                             Suncor Energy, Inc.               3.1%  Gilead Sciences, Inc.                 3.4%
                                             McGraw-Hill Cos, Inc.             3.1%  PepsiCo, Inc.                         3.0%
                                             First Data Corp.                  2.9%  Boeing Co.                            2.6%
                                             Google, Inc.                      2.9%  Starbucks Corp.                       2.6%
                                             Schlumberger Ltd.                 2.6%  Medco Health Solutions, Inc.          2.6%
                                             Yahoo!, Inc.                      2.5%  Monsanto Co.                          2.5%
                                                                                     International Business Machines
                                             PepsiCo, Inc.                     2.4%  Corp.                                 2.4%

Equity Securities (as a % of net assets)                       99.5%                                   98.5%

Average market capitalization of companies              $52,690,216,446                         $62,678,378,435
in the Portfolio

Market capitalization range of companies in Portfolio:

    Holdings in companies with market
    capitalizations over $10 billion (as a
    % of net assets)                                           88.7%                                   80.1%

    Holdings in companies with market
    capitalizations between $5 billion and                      7.4%                                   14.4%
    $10 billion (as a % of net assets)

    Holdings in companies with market
    capitalizations under $5 billion (as a                      3.4%                                    4.1%
    % of net assets)

    U.S. Equity Securities (as a % of net                      93.5%                                   99.4%
    assets)

    Foreign Equity Securities (as a % of                        6.0%                                    2.1%
    net assets)

    Other Assets and Liabilities - Net (as                      0.5%                                   (1.5%)
    a % of net assets)

----------

     (1) For the six month period ended June 30, 2006.

COMPARISON OF PORTFOLIO PERFORMANCE


         Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio's I Class shares from year to year and by comparing each Portfolio's performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios' I Class shares for each of the past 10 calendar years (or since inception if shorter). ADV Class and S Class shares will have different performance due to differing expenses. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare a Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses under your Qualified Plan. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE FUTURE.


[CHART]

                    GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS (1)(2)(3)

1995
1996
1997
1998
1999
2000
2001
2002            (24.65)
2003             23.81
2004              9.08
2005              2.17

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's I Class shares' best quarterly performance was 13.10% for the 2nd quarter of 2003, and the Portfolio's I Class shares' worst quarterly performance was (16.00)% for the 3rd quarter of 2002.

(3)  Class I shares commenced operations on December 10, 2001.

COMPARISON OF PORTFOLIO PERFORMANCE

[CHART]

                               VP GROWTH PORTFOLIO
                    CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)(4)

1996
1997             33.01
1998             37.68
1999             34.97
2000            (11.95)
2001            (27.06)
2002            (28.94)
2003             30.36
2004              7.19
2005              9.38

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's I Class shares' best quarterly performance was 24.37% for the 4th quarter of 1998, and the Portfolio's I Class shares' worst quarterly performance was (23.35)% for the 1st quarter of 2001.

(3)  I Class shares commenced operations December 13, 1996.

(4) Effective March 1, 2002, ING Investments began serving as investment adviser and ING IM, the former investment adviser, began serving as sub-adviser.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                    (FOR THE PERIODS ENDED JUNE 30, 2006)


                                                                                                   5 YEARS
                                                                                                 (OR LIFE OF          SINCE
                                                                                     1 YEAR         CLASS)          INCEPTION
                                                                                     ------      -----------        ---------
GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO
  I Class Return                                                                       5.07%        0.59%(1)           N/A
  ADV Class Return                                                                     4.51%        0.22%(1)           N/A
  S Class Return                                                                       4.81%        0.35%(1)           N/A
  Standard & Poor's 500(R) Composite Stock Price ("S&P 500(R)") Index(2) (reflects     8.63%        4.21%(3)           N/A
  no deductions for fees and expenses)
  Russell 1000(R) Growth Index(4) (reflects no deductions for fees and expenses)       6.12%        0.76%(3)           N/A
  Morningstar Large Blend Fund Average(5)                                              9.15%        4.52%(3)           N/A

VP GROWTH PORTFOLIO
  I Class Return                                                                       6.55%       (1.69)%            5.62%(1)
  I Class Return (adjusted) (1)                                                        5.90%       (2.29)%            4.98%
  Russell 1000(R) Growth Index (reflects no deductions for fees and expenses)          6.12%       (0.76)%            4.42%(6)
  S Class Return                                                                       6.26%        1.80%(1)           N/A
  Russell 1000(R) Growth Index (reflects no deductions for fees and expenses)          6.12%        2.75%(7)           N/A


------------
(1) I Class, ADV Class and S Class shares of Goldman Sachs(R) Capital Growth Portfolio commenced operations on December 10, 2001. I Class shares of VP Growth Portfolio commenced operations on December 13, 1996. S Class shares of VP Growth Portfolio commenced operations on November 1, 2001. Because ADV Class shares of VP Growth Portfolio had not commenced operations as of June 30, 2006, the returns shown are I Class shares' performance adjusted to reflect the higher expenses of ADV Class shares. I Class shares would have substantially similar annual returns as ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and I Class shares have different expenses.

(2) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The S&P 500(R) Index, Russell 1000(R) Growth Index and Morningstar Large Blend Fund Average returns are for the period beginning December 1, 2001.

(4) The Russell 1000(R) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(5) The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of Goldman Sachs(R) Capital Growth Portfolio.

(6) The Russell 1000(R) Growth Index return for ADV Class shares is for the period beginning December 1, 1996.

(7) The Russell 1000(R) Growth Index return for S Class shares is for the period beginning November 1, 2001.

         For a discussion by the sub-adviser regarding the performance of VP Growth Portfolio for the fiscal year ended December 31, 2005, see APPENDIX A to this Proxy Statement/Prospectus. Additional information regarding VP Growth Portfolio is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

         Because the Portfolios have investment objectives that are compatible, many of the risks of investing in VP Growth Portfolio are the same as the risks of investing in Goldman Sachs(R) Capital Growth Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

         PRICE VOLATILITY. Both Portfolios are subject to price volatility risk. The value of each Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Both Portfolios invest primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. VP Growth Portfolio may invest in securities of small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

         MARKET AND COMPANY RISK. Both Portfolios are subject to market and company risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

         FOREIGN INVESTING. Both Portfolios are subject to the risk of investing in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

         DERIVATIVES. Both Portfolios are subject to the risk of investing in derivatives, which are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of a Portfolio and may reduce its returns.

         GROWTH INVESTING. Both Portfolios are subject to growth investing risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

         MANAGER RISK. Both Portfolios are subject to manager risk. A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, a Portfolio that invests principally in equity securities may temporarily invest in U.S. government securities, high quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. These shifts may alter the risk/return characteristics of a Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

         CURRENCY RISK. Both Portfolios invest directly in foreign currencies or in securities denominated in or that trade in foreign currencies, they are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency denominated securities may reduce the value of a Portfolio's asset.

         CONVERTIBLE SECURITIES. VP Growth Portfolio may invest in convertible securities. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. VP Growth Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

         SECURITIES LENDING. VP Growth Portfolio is subject to the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

         INTEREST RATE RISK. Goldman Sachs(R) Capital Growth Portfolio is subject to interest rate risk. Fixed income securities are subject to the risk that interest rates will rise which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. The value of the convertible securities held by the Portfolio may fall when interest rates rise.

         CREDIT RISK. Goldman Sachs(R) Capital Growth Portfolio is subject to credit risk. The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

         EMERGING MARKETS. Goldman Sachs(R) Capital Growth Portfolio is subject to emerging markets risk. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

         EMERGING GROWTH RISK. Goldman Sachs(R) Capital Growth Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.

         LIQUIDITY RISK. Goldman Sachs(R) Capital Growth Portfolio is subject to liquidity risk which exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio may realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, derivatives, or securities with substantial market and credit risk tend to have greater exposure to liquidity risk.

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of VP Growth Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING ING VP GROWTH PORTFOLIO."

MANAGEMENT FEES

         Each Portfolio pays its investment adviser a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio for I Class, S Class and ADV Class shares for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                            MANAGEMENT FEES
            PORTFOLIO                                    (AS A % OF NET ASSETS)
            ---------                                    ----------------------
            Goldman Sachs(R) Capital Growth Portfolio             0.80%
            VP Growth Portfolio                                   0.60%

         If the Reorganization is approved by shareholders, VP Growth Portfolio will pay a management fee of 0.60% of the Portfolio's average daily net assets. As such, the proposed Reorganization will result in a lower management fee for shareholders of Goldman Sachs(R) Capital Growth Portfolio (0.60% versus 0.80%).


SUB-ADVISER FEES

         The investment adviser of each Portfolio pays the sub-adviser to each Portfolio a sub-advisory fee payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by the investment adviser of each Portfolio to the sub-adviser for I Class, S Class and ADV Class shares for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                            SUB-ADVISER FEES
            PORTFOLIO                                    (AS A % OF NET ASSETS)
            ---------                                    ----------------------
            Goldman Sachs(R) Capital Growth Portfolio              0.40%
            VP Growth Portfolio                                    0.27%

         If the Reorganization is approved by shareholders, ILIAC will pay a sub-advisory fee of 0.27% of the Portfolio's average daily net assets. Moreover, the sub-advisory fee will be paid to an affiliate of the Adviser, therefore, the entire advisory fee will be retained by affiliates of ING Groep. Based on the net assets of the Portfolio as of June 30, 2006, the additional retained amount is estimated to be approximately $66,500 per year. If net assets in the Portfolio increase, so does the benefit to affiliates of ING Groep. Generally, the retention of the sub-advisory fee by affiliates of ING Groep has the effect of enhancing those companies' profitability.


ADMINISTRATION FEES

         Goldman Sachs(R) Capital Growth Portfolio pays an annual administration fee of 0.10% of the Portfolio's average daily net assets. VP Growth Portfolio pays an annual administrative fee of 0.055% on the first $5 billion of the Portfolio's average daily net assets and 0.03% of the Portfolio's average daily net assets in excess of $5 billion. If the Reorganization is approved by shareholders, VP Growth Portfolio will pay its current annual administration fee.

DISTRIBUTION AND SERVICE FEES

         Each Portfolio pays the distribution (12b-1) and/or service fees for S Class and ADV Class shares as described in the table entitled "Annual Portfolio Operating Expenses."

EXPENSE LIMITATION ARRANGEMENTS


         An expense limitation agreement is in place for VP Growth Portfolio. ING Investments has entered into a written expense limitation agreement with VP Growth Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Growth Portfolio is 0.80%, 1.05% and 1.30%, for I Class,
S Class and ADV Class shares, respectively. There is no expense limitation agreement currently in place for Goldman Sachs(R) Capital Growth Portfolio.


EXPENSE TABLES

         As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact.

                                 TRANSACTION FEES ON NEW INVESTMENTS
                              (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                      I CLASS          S CLASS       ADV CLASS
                                                                      -------          -------       ---------
               Maximum sales charge (load) imposed on purchases
               (as a percentage of offering price)                      None            None           None

               Maximum deferred sales charge (load)(as a
               percentage of the lower of original purchase             None            None           None
               price or redemption proceeds)

         Neither Goldman Sachs(R) Capital Growth Portfolio nor VP Growth Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES


         The current expenses of each of the Portfolios and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by I Class, S Class and ADV Class shares of the Portfolios for the fiscal period ended June 30, 2006. PRO FORMA fees show estimated fees of VP Growth Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. PRO FORMA numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely investment options made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                         AS OF JUNE 30, 2006 (UNAUDITED)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS, SHOWN AS A RATIO OF EXPENSES
                        TO AVERAGE DAILY NET ASSETS) (1)


                                                                                     TOTAL
                                             DISTRIBUTION  SHAREHOLDER             PORTFOLIO        WAIVERS,
                                 MANAGEMENT    (12b-1)      SERVICING    OTHER     OPERATING     REIMBURSEMENT,      NET
                                    FEES        FEE            FEE      EXPENSES  EXPENSES(2)  AND RECOUPMENT(3)   EXPENSES
                                    ----        ------         ---      --------  -----------  ------------------  --------
I CLASS

Goldman Sachs(R) Capital Growth
  Portfolio                            0.80%          ---          ---      0.10%        0.90%                ---      0.90%

VP Growth Portfolio                    0.60%          ---          ---      0.09%        0.69%                ---      0.69%

VP Growth Portfolio
  (Surviving Portfolio
  After the Reorganization)
  (Estimated PRO FORMA)
  (Unaudited)                          0.60%          ---          ---      0.09%        0.69%                ---      0.69%

                                                                                     TOTAL
                                             DISTRIBUTION  SHAREHOLDER             PORTFOLIO        WAIVERS,
                                 MANAGEMENT    (12b-1)      SERVICING    OTHER     OPERATING     REIMBURSEMENT,      NET
                                    FEES          FEE          FEE      EXPENSES  EXPENSES(2)  AND RECOUPMENT (3)  EXPENSES
                                    ----        ------         ---      --------  -----------  ------------------  --------
S CLASS

Goldman Sachs(R) Capital Growth
  Portfolio                            0.80%          ---         0.25%     0.10%        1.15%                ---      1.15%

VP Growth Portfolio                    0.60%         0.25%         ---      0.09%        0.94%                ---      0.94%

VP Growth Portfolio
  (Surviving Portfolio After
  the Reorganization)
  (Estimated PRO FORMA)
  (Unaudited)                          0.60%         0.25%         ---      0.09%        0.94%                ---      0.94%

ADV CLASS

Goldman Sachs(R) Capital Growth
  Portfolio                            0.80%         0.25%        0.25%     0.10%        1.40%                ---      1.40%

VP Growth Portfolio                    0.60%         0.25%        0.25%     0.09%        1.19%                ---      1.19%

VP Growth Portfolio
  (Surviving Portfolio After
  the Reorganization)
  (Estimated PRO FORMA)
  (Unaudited)                          0.60%         0.25%        0.25%     0.09%        1.19%                ---      1.19%


----------
(1) The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of Goldman Sachs(R) Capital Growth Portfolio and VP Growth Portfolio, respectively, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio's actual operating expenses for its most recent completed fiscal year, as adjusted for contractual changes and waivers, if any. For ADV Class shares of VP Growth Portfolio, because the ADV Class shares had not commenced operations as of June 30, 2006, expenses are based on the Portfolio's actual operating expenses for I Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Portfolio, has agreed.

(2) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of Goldman Sachs(R) Capital Growth Portfolio's average daily net assets and 0.055% on the first $5 billion of average daily net assets and 0.03% thereafter of VP Growth Portfolio's average daily net assets.

(3) ING Investments has entered into a written expense limitation agreement with VP Growth Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Growth Portfolio is 0.80%, 1.05% and 1.30%, for I Class, S Class and ADV Class shares, respectively. There is no expense limitation agreement currently in place for Goldman Sachs(R) Capital Growth Portfolio.

         EXAMPLES. The following Examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                                GOLDMAN SACHS(R) CAPITAL GROWTH
                                          PORTFOLIO                                       VP GROWTH PORTFOLIO
                                -------------------------------                           -------------------
                         1 YEAR      3 YEARS      5 YEARS      10 YEARS      1 YEAR      3 YEARS      5 YEARS      10 YEARS
                         ------      -------      -------      --------      ------      -------      -------      --------
     I CLASS           $       92   $      287   $      498   $    1,108   $       70   $      221   $      384   $      859
     S CLASS           $      117   $      365   $      633   $    1,398   $       96   $      300   $      520   $    1,155
     ADV CLASS         $      143   $      443   $      766   $    1,680   $      121   $      378   $      654   $    1,443

                                                               ESTIMATED PRO FORMA:
                                                              THE PORTFOLIOS COMBINED
                                                              -----------------------
                                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                   ------      -------      -------      --------
               I CLASS                           $       70   $      221   $      384   $      859
               S CLASS                           $       96   $      300   $      520   $    1,155
               ADV CLASS                         $      121   $      378   $      654   $    1,443

GENERAL INFORMATION

         Following the Reorganization, certain holdings of Goldman Sachs(R) Capital Growth Portfolio that are transferred to VP Growth Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for VP Growth Portfolio, and the realization of taxable gains or losses for VP Growth Portfolio.

KEY DIFFERENCES IN RIGHTS OF ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO'S SHAREHOLDERS AND ING VP GROWTH PORTFOLIO'S SHAREHOLDERS

         Goldman Sachs(R) Capital Growth Portfolio is organized as a separate series of ING Partners, Inc. ("IPI"), a Maryland corporation, and is governed by its Articles of Incorporation and Bylaws. VP Growth Portfolio is organized as a separate series of ING Variable Portfolios, Inc. ("IVPI"), a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. There are no material differences in the rights of either Portfolio's shareholders.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

         The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

         The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Goldman Sachs(R) Capital Growth Portfolio in exchange for shares of common stock of VP Growth Portfolio and the assumption by VP Growth Portfolio of Goldman Sachs(R) Capital Growth Portfolio's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of VP Growth Portfolio to shareholders of Goldman Sachs(R) Capital Growth Portfolio, as provided for in the Reorganization Agreement. Goldman Sachs(R) Capital Growth Portfolio will then be liquidated.

         Each I Class, S Class and ADV Class shareholder of Goldman Sachs(R) Capital Growth Portfolio will hold, immediately after the Closing Date, shares of the corresponding class of VP Growth Portfolio having an aggregate value equal to the aggregate value of the corresponding class of Goldman Sachs(R) Capital Growth Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of VP Growth Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

         Until the Closing Date, shareholders of Goldman Sachs(R) Capital Growth Portfolio will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by VP Growth Portfolio for the redemption of its shares.

         The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Goldman Sachs(R) Capital Growth Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

         The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolios and the potential to take larger portfolio positions.

         The proposed Reorganization was presented for consideration to the Board of Directors of VP Growth Portfolio at a meeting held on June 7, 2006. The Directors of VP Growth Portfolio, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of VP Growth Portfolio, determined that the interests of the shareholders of VP Growth Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of VP Growth Portfolio and its shareholders. The proposed Reorganization was presented for consideration to the Board of Directors of Goldman Sachs(R) Capital Growth Portfolio at a meeting held on May 25, 2006. For the reasons discussed below, the Directors of Goldman Sachs(R) Capital Growth Portfolio, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Portfolio, determined that the interests of the shareholders of Goldman Sachs(R) Capital Growth Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of Goldman Sachs(R) Capital Growth Portfolio and its shareholders.

         The Reorganization will allow Goldman Sachs(R) Capital Growth Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve growth of capital through investment in equity securities. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of Goldman Sachs(R) Capital Growth Portfolio.

BOARD CONSIDERATIONS

         The Board of Directors of Goldman Sachs(R) Capital Growth Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

    - the plans of management to reduce overlap in funds in the ING Fund complex;

    -    the potential benefits of the transaction to shareholders;

    - the relative investment performance of Goldman Sachs(R) Capital Growth Portfolio as compared to VP Growth Portfolio;

    - expense ratios and information regarding fees and expenses of Goldman Sachs(R) Capital Growth Portfolio and VP Growth Portfolio;

    -    the relative size of the Portfolios;

    - that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (I.E., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

    - the similarities and differences between investment objectives and strategies of VP Growth Portfolio and those of Goldman Sachs(R) Capital Growth Portfolio;

    - all fees and expenses in connection with the Reorganization will be shared equally between Goldman Sachs(R) Capital Growth Portfolio and ING Investments (or its affiliate);

    - the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

    -    any benefits that may be realized by each investment adviser; and

    - the tax consequences of the Reorganization to Goldman Sachs(R) Capital Growth Portfolio and its shareholders, including the tax-free nature of the transaction.

         THE DIRECTORS OF GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH VP GROWTH PORTFOLIO.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Goldman Sachs(R) Capital Growth Portfolio nor its shareholders, nor VP Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

EXPENSES OF THE REORGANIZATION

         The expenses relating to the proposed Reorganization will be shared equally between Goldman Sachs(R) Capital Growth Portfolio and ING Investments (or its affiliate). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

FUTURE ALLOCATION OF PREMIUMS

         Shares of Goldman Sachs(R) Capital Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the Goldman Sachs(R) Capital Growth Portfolio will be allocated to the VP Growth Portfolio.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

         Goldman Sachs(R) Capital Growth Portfolio is a diversified series of IPI, an open-end management investment company organized as a Maryland corporation. IPI is governed by a Board of Directors consisting of eleven members. For more information on the history of IPI, see the SAI.

         VP Growth Portfolio is a diversified series of IVPI, an open-end management investment company organized as a Maryland corporation. IVPI is governed by a Board of Directors consisting of seven members. For more information on the history of the Company, see the SAI.

ADVISERS



         ILIAC, a Connecticut corporation, is the adviser to Goldman Sachs(R) Capital Growth Portfolio. As of June 30, 2006, ILIAC managed approximately $12.4 billion in assets. ILIAC is registered with the SEC as an investment adviser. ILIAC's principal offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

         ING Investments, an Arizona limited liability company, is the adviser to VP Growth Portfolio. As of June 30, 2006, ING Investments managed approximately $44.9 billion in assets. ING Investments is registered with the SEC as an investment adviser. ING Investment's principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.


         ILIAC is a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. and ING Investments is a wholly-owned subsidiary of ING Capital Corporation, LLC each of which is an indirect, wholly-owned subsidiaries of ING Groep, N.V.

("ING Groep"). ING Groep, which is located at Strawinskylaan 2631, 107722 Amsterdam P.O. Box 810, 1000 AV Amsterdam, the Netherlands, is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

         ING Investments has engaged a sub-adviser to provide the day-to-day management of VP Growth Portfolio. ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or VP Growth Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the VP Growth Portfolio.

         ILIAC, which is subject to the supervision of the Board of Directors, acts as a "manager-of-managers" for Goldman Sachs(R) Capital Growth Portfolio. In this capacity, ILIAC oversees Goldman Sachs(R) Capital Growth Portfolio's day-to-day operations and investment activities. ILIAC delegates to GSAM which serves as the sub-adviser to Goldman Sachs(R) Capital Growth Portfolio, the responsibility for investment management, subject to the oversight of ILIAC. ILIAC monitors the investment activities of the sub-adviser. On May 24, 2002 ING Partners, Inc., on behalf of its series, ("IPI") and ILIAC received exemptive relief from the SEC permitting ILIAC and IPI, with the approval of the Board, to replace a non-affiliate sub-adviser as well as change the terms of a contract with a non-affiliate sub-adviser, without shareholder approval for the Portfolio. IPI will notify shareholders of any change in the identity of a sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

         For information regarding the basis for the Boards' approval of investment advisory and investment sub-advisory relationships, please refer to each Portfolio's annual report to shareholders. ILIAC and ING Investments both have full investment discretion and ultimate authority to make all determinations with respect to the investment of their respective Portfolio's assets and the purchase and sale of portfolio securities.

DISTRIBUTOR

         ING Financial Advisers, LLC is the principal underwriter and distributor of Goldman Sachs(R) Capital Growth Portfolio. It is located at 151 Farmington Avenue, Hartford, Connecticut 06156 and is a member of the NASD.

         ING Funds Distributor, LLC is the principal underwriter and distributor of VP Growth Portfolio. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD.


         To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasd.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.


DIVIDENDS, DISTRIBUTIONS AND TAXES

         Goldman Sachs(R) Capital Growth Portfolio distributes substantially all of its net investment income and net capital gains to insurance company separate accounts in the form of dividends. The Portfolio generally declares and pays dividends at least once annually. All dividends and capital gain distributions are automatically reinvested in additional shares of Goldman Sachs(R) Capital Growth Portfolio at the NAV of such shares on the payment date, unless an insurance company separate account is permitted to hold cash and elects to receive payment in cash.

         VP Growth Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis, usually in June. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

         The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

         Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.


         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


         If the Reorganization Agreement is approved by Goldman Sachs(R) Capital Growth Portfolio's shareholders, then as soon as practicable before the Closing Date, Goldman Sachs(R) Capital Growth Portfolio will pay the Insurance Company Separate Accounts investing in the Portfolio a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION


         The following table shows on an unaudited basis, the capitalization of each of the Portfolios as of June 30, 2006, and on a PRO FORMA basis as of June 30,2006 giving effect to the Reorganization:


                                                               NET ASSET VALUE            SHARES
                                             NET ASSETS           PER SHARE            OUTSTANDING
                                             ----------           ---------            -----------
GOLDMAN SACHS(R)CAPITAL GROWTH
I Class                                     $  2,871,583           $11.44                  251,076
S Class                                     $ 36,736,118           $11.38                3,228,634
ADV Class                                   $  2,830,609           $11.35                  249,494

VP GROWTH
I Class                                     $194,442,936           $ 9.99               19,459,635
S Class                                     $    268,025           $ 9.92                   27,019
ADV Class                                         N/A                 N/A                      N/A

PRO FORMA - VP GROWTH PORTFOLIO INCLUDING GOLDMAN SACHS(R)CAPITAL GROWTH PORTFOLIO
I Class                                     $197,312,201(1)        $ 9.99               19,746,788(2)
S Class                                     $ 36,974,495(1)        $ 9.92                3,727,268(2)
ADV Class                                   $  2,828,325(1)        $ 9.92                  285,113(2)

----------

(1) Reflects adjustment of ($2,318), ($29,648) and ($2,284) for I Class, S Class and ADV Class, respectively, for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(2) Reflects adjustment of 36,077 shares, 471,615 shares and 35,619 shares for I Class, S Class and ADV Class, respectively, for new shares issued, net of retired shares of Goldman Sachs(R) Capital Growth Portfolio (Calculation:
     Net Assets/NAV per share).

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES


         Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about November 22, 2006. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Goldman Sachs(R) Capital Growth Portfolio has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $3,500. ING Investments (or an affiliate) and Goldman Sachs(R) Capital Growth Portfolio will share equally the cost of the proxy solicitation. Shareholders of Goldman Sachs(R) Capital Growth Portfolio may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.



         In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

         If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the online directions. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-288-2312.


         A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Goldman Sachs(R) Capital Growth Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Goldman Sachs(R) Capital Growth Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

         The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owner of the shares of the Portfolios. The Participating Insurance Companies and Qualified Plans will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

         Each shareholder of Goldman Sachs(R) Capital Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.


         Only shareholders of Goldman Sachs(R) Capital Growth Portfolio as of the close of business on October 10, 2006 (the "Record Date") will be entitled to be present and give voting instructions for Goldman Sachs(R) Capital Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 3,141,105.850 shares of Goldman Sachs(R) Capital Growth Portfolio were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on January 3, 2007.


         Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.


         To the knowledge of ILIAC and ING Investments, as of October 10, 2006, no current Director owned 1% or more of the outstanding shares of either Portfolio, and the officers and Directors owned, as a group, less than 1% of the shares of either Portfolio.

         APPENDIX D hereto lists the persons that, as of October 10, 2006, owned beneficially or of record 5% or more of the outstanding shares of any class of Goldman Sachs(R) Capital Growth Portfolio or VP Growth Portfolio.


OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

         Goldman Sachs(R) Capital Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         Goldman Sachs(R) Capital Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Goldman Sachs(R) Capital Growth Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.


         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                                /s/ Huey P. Falgout, Jr.
                                                Huey P. Falgout, Jr.,
                                                SECRETARY

November 22, 2006
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

             PORTFOLIO MANAGER'S REPORT FOR ING VP GROWTH PORTFOLIO

   Set forth below is an excerpt from ING VP Growth Portfolio's annual report, dated December 31, 2005.

                                *   *   *   *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2005

         In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, global equities registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International ("MSCI") World(R) Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for currencies, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar's unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters' burgeoning wealth into dollar securities, the tax-related "repatriation" into dollars of U.S. corporations' foreign currency balances, and, regarding the yen's particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

         For more than a year, the main issue for US fixed-income investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee ("FOMC") had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the same thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors' hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, there looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

         The U.S. equities market in the form of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year, thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures, which were on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 Index reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the gas pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers' reports and, with consumer confidence slumping, the word "stagflation" was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product ("GDP") growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

         In international markets, Japan was the shining star of the second half, soaring 33.3%, based on the MSCI Japan(R) Index(5) in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that

Japan is reemerging as a balanced economy and less dependent on exports. Japanese corporations and banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. European ex UK markets leaped 11.8%, according to the MSCI Europe ex UK(R) Index(6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK equities advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK(R) Index(7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

----------
(1) The MSCI WORLD(R) INDEX is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX a widely recognized, unmanaged index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

(3) The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI JAPAN(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI EUROPE EX UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

     ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL (800) 992-0180 OR LOG ON TO WWW.INGFUNDS.COM TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

     MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

                                 *   *   *   *

         ING VP Growth Portfolio (the "Portfolio") seeks growth of capital through investment in a diversified portfolio consisting primarily of common stock and securities convertible into common stocks believed to offer growth potential. The Portfolio is managed by Kenneth Bragdon, Portfolio Manager and Richard Welsh, Portfolio Manager, ING Investment Management Co. -- the Sub-Adviser.

         PERFORMANCE: For the year ended December 31, 2005, the Portfolio's I Class shares provided a total return of 9.38% compared to the Russell 1000(R) Growth Index(1), which returned 5.26% for the same period.

         PORTFOLIO SPECIFICS: The Portfolio outperformed its benchmark in 2005, due to favorable stock selection in the consumer discretionary and technology sectors. Apple Computer was the Portfolio's frontrunner, in both the technology sector and from an overall Portfolio perspective. Strong business momentum, derived from innovative iPod products and a derivative "halo effect" impact on iTunes downloads and iMac computer sales, resulted in higher earnings expectations and outstanding relative price performance. The company ended the year with third-party vendor shortages of the iPod nano and surprisingly strong demand for the new, video-enhanced iPod.

         The return contribution of the consumer discretionary sector -- the Portfolio's best performing sector -- was led by Internet search provider Google. The Portfolio's position was increased during the summer and fall, an exposure rewarded by ongoing growth in the market for advertising and paid search. Office Depot, an office product store operator, benefited from improved margins, resulting in upside earnings surprises and higher earnings expectations. Gillette was also a strong performer: in addition to increased dominance in razors and the recovery in battery prices, the acquisition of the company by Procter & Gamble contributed to gains.

         The multi-industry and financial services sectors detracted from performance. Tyco was largely responsible for poor results in the multi-industry sector, as the new management's restructuring effort had appeared to run its course mid-year. Lower earnings expectations, higher operating costs and weakness in its European operations adversely affected the company's outlook. Poor financial services performance was influenced by Doral Financial. The company created significant uncertainty about its earnings growth rate and underlying business prospects with the filing of its 2004 10-K earlier in the year. As a result of this uncertainty, we exited the position.

         CURRENT STRATEGY AND OUTLOOK: In 2006, real gross domestic product ("GDP") growth is likely to slow from above-trend levels during the latter half of the year, potentially growing to around 3.5%, which is in line with consensus expectations. Although energy prices have pushed headline inflation higher, with the consumer price index ("CPI") averaging nearly 4% year-over-year since July, core inflation is actually exhibiting a mild dis-inflationary trend. This suggests the Federal Reserve might stop raising interest rates sooner then expected. The ongoing economic expansion should contribute to the realization of mid-single digit earnings growth this year. We believe that growth stocks should continue to outperform value stocks, as seen in the latter three quarters of 2005. We also believe that our bottom-up process of investing in companies with positive business momentum will continue to generate successful performance for our clients.

[CHART]

               CLASS I          RUSSELL 1000(R) GROWTH INDEX
12/13/1996     $10,000          $10,000
12/31/1996     $10,153          $ 9,804
12/31/1997     $13,505          $12,793
12/31/1998     $18,593          $17,745
12/31/1999     $25,095          $23,629
12/31/2000     $22,095          $18,331
12/31/2001     $16,115          $14,587
12/31/2002     $11,451          $10,519
12/31/2003     $14,928          $13,648
12/31/2004     $16,001          $14,509
12/31/2005     $17,502          $15,272

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005

                                                              SINCE INCEPTION        SINCE INCEPTION
                                                                OF CLASS I             OF CLASS S
                                       1 YEAR     5 YEAR     DECEMBER 13, 1996       NOVEMBER 1, 2001
                                       ------     ------     -----------------       ----------------
CLASS I                                  9.38%     (4.55)%          6.38%                    --
CLASS S                                  9.05%        --              --                   2.97%
RUSSELL 1000(R) GROWTH INDEX(1)          5.26%     (3.58)%          4.77%(2)               3.31%(3)

         Based on a $10,000 initial investment, the graph and table above illustrate the total return of the Portfolio against the Russell 1000(R) Growth Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

         The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

         The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

         The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0180 to get performance through the most recent month end.

         This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

         The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

         Portfolio holdings are subject to change daily.

----------
(1) The Russell 1000(R) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth. The Russell 3000 Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.
(2)  Since inception performance for the index is shown from December 1, 1996.
(3)  Since inception performance for the index is shown from November 1, 2001.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 7th day of June, 2006, by and between ING Variable Portfolios, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 ("IVPI"), on behalf of its series, ING VP Growth Portfolio (the "Acquiring Portfolio"), and ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 ("IPI"), on behalf of its series, ING Goldman Sachs(R) Capital Growth Portfolio (the "Acquired Portfolio").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for I Class, S Class and ADV Class voting shares of common stock of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

         WHEREAS, the Board of Directors of IVPI has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio described in paragraph 1.3 by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Directors of IPI has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities described in paragraph 1.3 of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

         1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional I Class, S Class and ADV Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio's statement of assets and liabilities as of the Closing Date delivered by IPI, on behalf of the Acquired Portfolio, to IVPI, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record of its I Class, S Class and ADV Class shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a PRO RATA basis, the Acquiring Portfolio Shares of the corresponding class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of I Class, S Class and ADV Class shares of Acquiring Portfolio to be so credited to the corresponding class of Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in I Class, S Class and ADV Class shares of the Acquired Portfolio will represent a number of the corresponding class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the I Class, S Class and ADV Class Acquiring Portfolio Shares in connection with such exchange.

         1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Directors.

         2.2. The net asset value of a I Class, S Class and ADV Class Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Directors.

         2.3. The number of the I Class, S Class and ADV Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined by dividing the value of the net assets with respect to the I Class, S Class and ADV Class shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.       CLOSING AND CLOSING DATE


         3.1. The Closing Date shall be January 13, 2007, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

         3.2. The Acquired Portfolio shall direct The Bank of New York, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding I Class, S Class and ADV Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IPI, IPI, on behalf of the Acquired Portfolio, represents and warrants to IVPI as follows:

               (a) The Acquired Portfolio is duly organized as a series of IPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IPI's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

               (b) IPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

               (d) The current prospectuses and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

               (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IPI's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IPI, on behalf of the Acquired Portfolio, is a party or by which it is bound; or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IPI, on behalf of the Acquired Portfolio, is a party or by which it is bound;

               (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

               (h) Except as otherwise disclosed in writing to and accepted by IVPI, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. IPI, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (j) Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

               (k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (and will be) eligible to and has computed (and will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

               (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

               (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of IPI, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

               (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IVPI, IVPI, on behalf of the Acquiring Portfolio, represents and warrants to IPI as follows:

               (a) The Acquiring Portfolio is duly organized as a series of IVPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under IVPI's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

               (b) IVPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

               (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

               (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IVPI's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IVPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

               (g) Except as otherwise disclosed in writing to and accepted by IPI, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. IVPI, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (i) Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

               (j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (and will be eligible to) and has computed (and will compute) its federal income tax under Section 852 of the Code;

               (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IVPI and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

               (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of IVPI, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (n) I Class, S Class and ADV Class Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

               (o) The information to be furnished by IVPI for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

               (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Portfolio covenants that the I Class, S Class and ADV Class Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

         5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the I Class, S Class and ADV Class Acquiring Portfolio Shares received at the Closing.

         5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.9. IPI, on behalf of the Acquired Portfolio, covenants that IPI will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IVPI, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IPI's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder; and (b) IVPI's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

         The obligations of IPI, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IPI's election, to the performance by IVPI, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of IVPI, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. IVPI shall have delivered to IPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to IPI and dated as of the Closing Date, to the effect that the representations and warranties of IVPI, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IPI shall reasonably request;

         6.3. IVPI, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IVPI, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

         6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional I Class, S Class and ADV Class Acquiring Portfolio Shares of to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

         The obligations of IVPI, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IVPI's election, to the performance by IPI, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of IPI, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. IPI shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of IPI;

         7.3. IPI shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to IVPI and dated as of the Closing Date, to the effect that the representations and warranties of IPI, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as IVPI shall reasonably request;

         7.4. IPI, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IPI, on behalf of the Acquired Portfolio, on or before the Closing Date;

         7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional I Class, S Class and ADV Class Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IPI, on behalf of the Acquired Portfolio, or IVPI, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the IPI's Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither IVPI nor IPI may waive the conditions set forth in this paragraph 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by IVPI or IPI to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert LLP addressed to IPI and IVPI substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IVPI and IPI. Notwithstanding anything herein to the contrary, neither IVPI nor IPI may waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. IPI, on behalf of the Acquired Portfolio, and IVPI, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Portfolio, or its affiliate, and (2) half are borne by the Acquired Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. IVPI and IPI agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION


         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 30, 2007, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.


12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IPI and IVPI; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the I Class, S Class and ADV Class Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to IVPI or IPI, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey
P. Falgout, Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of IPI personally, but shall bind only the property of the Acquired Portfolio, as provided in the Articles of Incorporation of IPI. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest: ING VARIABLE PORTFOLIOS, INC. on behalf of its ING VP GROWTH PORTFOLIO series

-------------------------                ---------------------------------------
Secretary                        By:
                                         ---------------------------------------
                                 Title:


Attest: ING PARTNERS, INC. on behalf of its ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO series


-------------------------                ---------------------------------------
Secretary                        By:
                                         ---------------------------------------
                                 Title:

                      (This page intentionally left blank)

                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                             ING VP GROWTH PORTFOLIO
                                (THE "PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

         Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contracts") issued by insurance companies, to qualified pension or retirement plans ("Qualified Plans"), to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), and under federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service.

         You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

         The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options that you have chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

         ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor"), the Distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives and/or strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow patterns. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

         The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolio's Board of Directors directed ING Investments, LLC ("ING Investments" or "Adviser") to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor, which might force the Portfolio to sell securities at disadvantageous prices.

         The Portfolio may discontinue offering its shares at any time. If the Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Directors believes is suitable, as long as any required regulatory standards are met.

FREQUENT TRADING -- MARKET TIMING

         The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

         The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent short term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

         The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

         When the Portfolio invests in foreign securities there may be greater opportunities for market timers and thus, the Portfolio may be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current net asset value ("NAV"), causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, when the Portfolio holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

         Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective and will be made in a manner that is in the best interest of the Portfolio's shareholders.

SERVICE FEES

         ING Variable Portfolios, Inc. (the "Company"), on behalf of the Portfolio, has adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, ("1940 Act"), for the Class S shares of the Portfolio. Under the Distribution Plan, the Distributor, the Portfolio's principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of the Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FEES

         The Company has adopted a shareholder service and distribution plan ("Shareholder Service and Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for the ADV Class shares of the Portfolio. Under the Shareholder Service and Distribution Plan, the Distributor, the Portfolio's principal underwriter, is paid an annual shareholder service fee equal to 0.25% and an annual distribution fee of 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of the Portfolio. The shareholder service fee is paid for the shareholder services and account maintenance services provided by the Distributor to the Portfolio, and may be used by the Distributor to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts. The distribution fee is paid for the Distributor's services as distributor of the Portfolio in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolio. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW ING GROEP N.V. COMPENSATES ENTITIES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

         ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Distribution Plans, the Portfolio's Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

         The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

         The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep N.V. ("ING Groep") (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

         The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

         Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

NET ASSET VALUE

         The NAV per share for each class of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

         In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

         Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

         When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

         - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

         -     Securities of an issuer that has entered into a restructuring;

         -     Securities whose trading has been halted or suspended;

         - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

         -     Securities that are restricted as to transfer or resale.

         The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

         When an insurance company's Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company's Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

         A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Portfolio's Statement of Additional Information ("SAI"). The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1.) The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with U.S. Securities and Exchange Commission (the "SEC") for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER

         ING Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

         ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

         As of June 30, 2006, ING Investments managed approximately $44.9 billion in assets. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.


SUB-ADVISER

         ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio. ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

         ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as Sub-Adviser to the Portfolio. ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio's investment objective and policies, subject to oversight by ING Investments and the Board.

         Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


         As of June 30, 2006, ING IM managed approximately $61 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


         The following individuals share responsibility for the day-to-day management of the Portfolio:

         Kenneth Bragdon has co-managed the Portfolio since May 1998. Mr. Bragdon has over 30 years of experience in the investment business, including more than 20 years with ING IM.

         Richard Welsh has co-managed the Portfolio since 2004. Mr. Welsh joined ING in 2004 and has 16 years of investment management experience. Mr. Welsh joined ING from Columbus Circle Investors where he was senior investment analyst of their large-capitalization core and large-capitalization growth disciplines. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds and American Century Investments.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

         The Portfolio's SAI, dated April 28, 2006, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

ADMINISTRATIVE SERVICES

         ING Funds Services, LLC (the "Administrator") serves as administrator for the Portfolio pursuant to an Administration Services Agreement. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolio's business, except for those services performed by ING Investments under the investment advisory agreement, ING IM under the sub-advisory agreement, the custodian under the custodian agreement, the transfer agent under the transfer agency agreement and such other service providers as may be retained by the Portfolio from time to time. The Administrator also acts as a liaison among these service providers to the Portfolio, and is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. For its services, the Administrator is entitled to receive from the Portfolio a fee at an annual rate of 0.055% on the first $5 billion of the Portfolio's average daily net assets and 0.03% of the Portfolio's average daily net assets in excess of $5 billion.

PORTFOLIO DISTRIBUTION


         Shares of the Portfolio are offered on a continuous basis. ING Funds Distributor is the principal underwriter and distributor of the Portfolio. ING Funds Distributor is a Delaware corporation and is an indirect, wholly-owned subsidiary of ING Groep and an affiliate of ING Investments. It is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasd.com or the NASD BrokerCheck
Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

         The Portfolio's shares are classified into I Class, S Class and ADV Class shares. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

REPORTS TO SHAREHOLDERS

         The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS


         The information in the table below has been derived from ING VP Growth Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2006 which is unaudited.



                                                                                         CLASS I
                                                   -----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                   ENDED JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                       2006      ---------------------------------------------------------------
                                                    (UNAUDITED)        2005        2004        2003        2002         2001
                                                       ----            ----        ----        ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period            $  10.38            9.56        8.93        6.85        9.64        14.99
   Income (loss) from investment operations:
   Net investment income (loss)                    $   0.00**          0.02        0.06        0.01       (0.01)       (0.01)
   Net realized and unrealized gain (loss) on
   investments                                     $  (0.38)           0.87        0.58        2.07       (2.78)       (3.87)
   Total from investment operations                $  (0.38)           0.89        0.64        2.08       (2.79)       (3.88)
   Less distributions from:
   Net investment income                           $   0.01            0.07        0.01         ---         ---         0.01
   Net realized gain from investments              $    ---             ---         ---         ---         ---         1.46
   Total distributions                             $   0.01            0.07        0.01         ---         ---         1.47
   Net asset value, end of period                  $   9.99           10.38        9.56        8.93        6.85         9.64
   TOTAL RETURN(1)                                 %  (3.71)           9.38*       7.19       30.36      (28.94)      (27.06)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $194,443         175,297     193,280     224,330     181,029      305,624
   Ratios to average net assets:
   Expenses(2)                                     %   0.69            0.69        0.69        0.71        0.72         0.70
   Net investment income(2)                        %   0.09            0.08        0.61        0.13       (0.06)       (0.08)
   Portfolio turnover rate                         %     78             119         123         162         241          216

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

* In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment's guidelines. There was no impact on total return.

**   Amount is less than $0.01 or $(0.01) per share.

                                                                                        CLASS S
                                                               --------------------------------------------------------------
                                                                                                                NOVEMBER 1,
                                                  SIX MONTHS                                                    2001(3) TO
                                                ENDED JUNE 30,                 YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                                    2006       --------------------------------------------------------------
                                                 (UNAUDITED)      2005        2004       2003         2002      2001
                                                    ----          ----        ----       ----         ----      ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period          $ 10.31          9.50        8.88       6.83         9.63       8.96
   Income (loss) from investment operations:
   Net investment income                         $ (0.01)        (0.00)*      0.04       0.00*       (0.01)      0.00*
   Net realized and unrealized gain (loss) on
   investments                                   $ (0.38)         0.85        0.58       2.05        (2.79)      0.67
   Total from investment operations              $ (0.39)         0.85        0.62       2.05        (2.80)      0.67
   Less distributions from:
   Net investment income                         $   ---          0.04         ---        ---          ---        ---
   Total distributions                           $   ---          0.04         ---        ---          ---        ---
   Net asset value, end of period                $  9.92         10.31        9.50       8.88         6.83       9.63
   TOTAL RETURN(1)                               % (3.78)         9.05**      6.98      30.01       (29.08)      7.48
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $   268           285         356        292           53         11
   Ratios to average net assets:
   Expenses(2)                                   %  0.94          0.94        0.94       0.96         0.97       0.94
   Net investment income(2)                      % (0.17)        (0.17)       0.44      (0.10)       (0.31)     (0.32)
   Portfolio turnover rate                       %    78           119         123        162          241        216

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  Commencement of operations.
*    Amount is less than $0.01 or $(0.01) per share.
** In 2005, the Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment's guidelines. There was no impact on total return.

                      (This page intentionally left blank)

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

         The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of October 10, 2006:


ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO


                                                                                                   PERCENTAGE OF
                                                                                                COMBINED PORTFOLIO
NAME AND ADDRESS OF                   PERCENT OF CLASS OF SHARES          PERCENTAGE OF             AFTER THE
SHAREHOLDER                              AND TYPE OF OWNERSHIP              PORTFOLIO            REORGANIZATION(1)
------------------------------------------------------------------------------------------------------------------

ING National Trust                          97.5% Class A;                      7.9%                  9.2%
151 Farmington Ave # 41                     Beneficial
Hartford, CT 06156-0001

ING Life Insurance and Annuity Company      100.0% Class I;                    17.9%                  31.4%
Attn Valuation Unit - TN41                  12.3% Class S;
151 Farmington Ave                          Beneficial
Hartford, CT 06156-0001

Reliastar Life Insurance Company            72.6% Class S;                     61.3%                   4.7%
FBO SVUL I                                  Beneficial
Attn Jill Barth Conveyor TN41
151 Farmington Ave
Hartford, CT 06156-0001

Reliastar Life Insurance Company of         10.7% Class S;                      9.0%                    0.7%
New York                                    Beneficial
151 Farmington Ave TN41
Hartford, CT 06156-0001





ING VP GROWTH PORTFOLIO

                                                                                                   PERCENTAGE OF
                                                                                                COMBINED PORTFOLIO
NAME AND ADDRESS OF                   PERCENT OF CLASS OF SHARES          PERCENTAGE OF             AFTER THE
SHAREHOLDER                              AND TYPE OF OWNERSHIP              PORTFOLIO            REORGANIZATION(1)
------------------------------------------------------------------------------------------------------------------

ING Investments LLC                         100.0% Class A;                     0.0%                    0.0%
Attn: Lydia Homer                           Beneficial
7337 E Doubletree Ranch Rd
Scottsdale, AZ 85258-2160

ING Life Insurance and Annuity Company      77.7% Class I;                     77.6%                   31.4%
Attn Valuation Unit - TN41                  Beneficial
151 Farmington Ave
Hartford, CT 06156-0001

ING National Trust                          22.3% Class I;                     22.3%                    9.2%
151 Farmington Ave # 41                     Beneficial
Hartford, CT 06156-0001

ING USA Annuity and Life                    100.0% Class S;                     0.2%                    0.1%
Insurance Company                           Beneficial
1475 Dunwoody Dr
West Chester, PA 19380-1478



------------------

(1) on a PRO FORMA basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on October 10, 2006.

                      (This page intentionally left blank)

                                     PART B

                          ING VARIABLE PORTFOLIOS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                               NOVEMBER 22, 2006


Acquisition of the Assets and Liabilities of:         By and in Exchange for Shares of:
 ING Goldman Sachs(R) Capital Growth Portfolio             ING VP Growth Portfolio
      (a series of ING Partners, Inc.)           (a series of ING Variable Portfolios, Inc.)
       7337 East Doubletree Ranch Road                 7337 East Doubletree Ranch Road
       Scottsdale, Arizona 85258-2034                  Scottsdale, Arizona 85258-2034


This Statement of Additional Information of ING Variable Portfolios, Inc. ("SAI") is available to the shareholders of ING Goldman Sachs(R) Capital Growth Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Goldman Sachs(R) Capital Growth Portfolio will be transferred to ING VP Growth Portfolio, a series of ING Variable Portfolios, Inc., in exchange for shares of ING VP Growth Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying PRO FORMA Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

     1. The SAI for ING VP Growth Portfolio, dated April 29, 2006, as filed on May 3, 2006, and the SAI for ING Goldman Sachs(R) Capital Growth Portfolio, dated April 28, 2006, as filed on April 27, 2006.

     2. The Financial Statements of the ING VP Growth Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006, and the Financial Statements of the ING Goldman Sachs(R) Capital Growth Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006 as filed on August 31, 2006.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated November 22, 2006, relating to the Reorganization of ING
Goldman Sachs(R) Capital Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and PRO FORMA Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2006. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The tables are followed by the Notes to the PRO FORMA Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                                 PRO FORMA
                                                                                                  COMBINED
                                                                                                    ING
                                                     ING                                         VP GROWTH
                                               GOLDMAN SACHS(R)      ING                         PORTFOLIO
                                               CAPITAL GROWTH     VP GROWTH      PRO FORMA     (POST MERGER
                                                  PORTFOLIO       PORTFOLIO     ADJUSTMENTS       EXPENSE)
                                              --------------------------------------------------------------
ASSETS:
Investments in securities at value+*          $    42,232,710   $ 191,902,049                  $  234,134,759
Short-term investments at amortized cost            7,580,536      19,246,134                      26,826,670
Repurchase agreement                                      -         5,648,000                       5,648,000
Cash                                                  194,049             941                         194,990
Receivables:
      Investment securities sold                      504,833             -                           504,833
      Fund shares sold                                 13,809         145,715                         159,524
      Dividends and interest                           12,307         142,125                         154,432
Prepaid expenses                                          -             3,162                           3,162
                                              ---------------------------------------------------------------
      Total assets                                 50,538,244     217,088,126                     267,626,370
                                              ---------------------------------------------------------------

LIABILITIES:
Payable for investment securities purchased               -         2,620,715                       2,620,715
Payable upon receipt of securities loaned           7,580,536      19,246,134                      26,826,670
Payable for fund shares redeemed                      479,033         372,671                         851,704
Payable to affiliates                                  40,365         104,132                         144,497
Payable for trustee / director fees                       -             3,530                           3,530
Other accrued expenses and liabilities                    -            29,983       34,250(A)          64,233
                                              ---------------------------------------------------------------
      Total liabilities                             8,099,934      22,377,165       34,250         30,511,349
                                              ---------------------------------------------------------------
NET ASSETS                                    $    42,438,310   $ 194,710,961   $  (34,250)    $  237,115,021
                                              ===============================================================

NET ASSETS CONSIST OF:
Paid-in capital                               $    51,453,266   $ 368,041,578                  $  419,494,844
Undistributed net investment income                   (36,393)         82,073      (34,250)            11,430
Accumulated net realized loss on investments      (11,648,687)   (178,221,903)                   (189,870,590)
Net unrealized appreciation of investments          2,670,124       4,809,213                       7,479,337
                                              ---------------------------------------------------------------
NET ASSETS                                    $    42,438,310   $ 194,710,961   $  (34,250)    $  237,115,021
                                              ===============================================================

+Including securities on loan at value        $     7,441,693   $  18,843,333                  $   26,285,026
*Cost of investments in securities            $    39,562,586   $ 187,092,836                  $  226,655,422

CLASS ADV:
      Net Assets                              $     2,830,609      n/a          $   (2,284)    $    2,828,325
      Shares authorized                           100,000,000      n/a                         $  100,000,000
      Par value                               $         0.001      n/a                         $        0.001
      Shares outstanding                              249,494      n/a              35,619(B)  $      285,113
      Net asset value and redemption price
        per share                             $         11.35      n/a                         $         9.92

CLASS I:
      Net Assets                              $     2,871,583   $ 194,442,936   $   (2,318)    $  197,312,201
      Shares authorized                           100,000,000     100,000,000                     100,000,000
      Par value                               $         0.001   $       0.001                  $        0.001
      Shares outstanding                              251,076      19,459,635       36,077(B)      19,746,788
      Net asset value and redemption price
        per share                             $         11.44   $       9.99                   $         9.99

CLASS S:
      Net Assets                              $    36,736,118   $     268,025   $  (29,648)    $   36,974,495
      Shares authorized                           100,000,000     100,000,000                     100,000,000
      Par value                               $         0.001   $       0.001                  $        0.001
      Shares outstanding                            3,228,634          27,019      471,615(B)       3,727,268
      Net asset value and redemption price
        per share                            $          11.38   $        9.92                  $         9.92
                                                                                               $  237,115,021
                                                                                               $          -

(A) Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).
(B) Reflects new shares issued, net of retired shares of ING Goldman Sachs(R)Capital Growth Portfolio. (Calculation: Net Assets / NAV per share)

        See Accompanying Notes to Unaudited Pro Forma Financial Statements

STATEMENTS OF OPERATIONS FOR THE TWELVE MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                                                        PRO FORMA
                                                                             ING                                        COMBINED
                                                                       GOLDMAN SACHS(R)      ING                           ING
                                                                       CAPITAL GROWTH     VP GROWTH     PRO FORMA       VP GROWTH
                                                                          PORTFOLIO       PORTFOLIO    ADJUSTMENTS      PORTFOLIO
                                                                       ---------------------------------------------   -----------
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*                               $      583,699   $ 1,166,064                   $ 1,749,763
Interest                                                                        11,573       116,564                       128,137
Securities lending income                                                        3,792         6,929                        10,721
                                                                       ---------------------------------------------   ------------
   Total investment income                                                     599,064     1,289,557         -           1,888,621

EXPENSES:
 Investment management fees                                                    507,187     1,088,136    (139,771)(A)     1,455,552
 Distribution fees:
   Class ADV                                                                    18,455           -                          18,455
   Class S                                                                     137,107           731                       137,838
 Transfer agent fees                                                               -             183                           183
 Administrative service fees                                                    95,750        99,741     (62,065)(B)       133,426
 Shareholder reporting expense                                                     -           4,327       1,460 (A)         5,787
 Registration fees                                                                 -           2,050         700 (A)         2,750
 Professional fees                                                                 -          11,401       3,850 (A)        15,251
 Custody and accounting expense                                                    -          20,435       6,900 (A)        27,335
 Trustee/Director fees                                                             -           5,674       1,917 (A)         7,591
 Miscellaneous expense                                                             -          13,934       4,705 (A)        18,639
                                                                       ---------------------------------------------  -------------
   Total expenses                                                              758,499     1,246,612    (182,305)        1,822,806
                                                                       ---------------------------------------------  -------------
   Brokerage commission recapture                                               (2,613)          -                          (2,613)
                                                                       ---------------------------------------------  -------------
   Net expenses                                                                755,886     1,246,612    (182,305)        1,820,193
                                                                       ---------------------------------------------  -------------
Net investment income                                                         (156,822)       42,945     182,305            68,428
                                                                       ---------------------------------------------  -------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS AND FUTURES, OPTIONS AND SWAPS:
 Net realized gain (loss) on:
   Investments                                                               6,231,463    21,962,862                    28,194,325
   Futures, options and swaps                                                      -          (5,839)                       (5,839)
                                                                       ---------------------------------------------  -------------
   Net realized gain on investments and futures, options and swaps           6,231,463    21,957,023         -          28,188,486
                                                                       ---------------------------------------------  -------------
 Increase from payments by affiliates                                              -           6,044                         6,044
 Loss realized on disposal of investments in violation of restrictions             -          (6,044)                       (6,044)
                                                                       ---------------------------------------------  -------------
 Net increase from payments by affiliates and net losses realized
   on disposal of investments in violation of restrictions                         -             -                             -
 Net change in unrealized appreciation or depreciation on:
   Investments                                                              (1,745,139)  (13,154,885)                  (14,900,024)
   Futures                                                                         -          61,547                        61,547
                                                                       ---------------------------------------------  -------------
Net change in unrealized appreciation or depreciation
   on investments, futures, options and swaps                               (1,745,139)  (13,093,338)        -         (14,838,477)
                                                                       ---------------------------------------------  -------------
Net realized and unrealized gain on investments, futures, options and swaps and increase from payment by affiliate and net losses
   realized on disposal of investments in violation of restrictions          4,486,324     8,863,685         -          13,350,009
                                                                       ---------------------------------------------  -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                      $    4,329,502   $ 8,906,630   $ 182,305      $ 13,418,437
                                                                       =============================================  =============

------
* Foreign taxes withheld                                                $       1,559    $     6,389   $     -        $      7,948

------------------------------------------------

(A)  Reflects adjustment in expenses due to effects of new contractual rates.
(B) Reflects adjustment in expenses due to cost of services previously included in bundled administrative services fees.

        See Accompanying Notes to Unaudited Pro Forma Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)



ING GOLDMAN                  ING VP                                             ING GOLDMAN                              ING VP
SACHS CAPITAL  ING VP        GROWTH                                              SACHS CAPITAL   ING VP                  GROWTH
GROWTH         GROWTH        PORTFOLIO                                           GROWTH          GROWTH     PRO FORMA    PORTFOLIO
PORTFOLIO      PORTFOLIO     PRO FORMA                                           PORTFOLIO       PORTFOLIO  ADJUSTMENTS  PRO FORMA
----------------------------------------------                               -------------------------------------------------------
         Shares                                                                                  Value
----------------------------------------------                               -------------------------------------------------------

COMMON STOCK:    98.7%

                                                ADVERTISING:                 0.3%
    11,500           --     11,500    @, L      Lamar Advertising Co.             $  619,390  $        --                $   619,390
                                                                                  --------------------------------------------------
                                                                                     619,390           --                    619,390
                                                                                  --------------------------------------------------
                                                AEROSPACE/DEFENSE:           3.1%
        --       62,000     62,000              Boeing Co.                                --    5,078,420                  5,078,420
        --       20,500     20,500    L         Lockheed Martin Corp.                     --    1,470,670                  1,470,670
    11,110           --     11,110              United Technologies Corp.            704,596           --                    704,596
                                                                                  --------------------------------------------------
                                                                                     704,596    6,549,090                  7,253,686
                                                                                  --------------------------------------------------
                                                AGRICULTURE:                 2.0%
        --       57,220     57,220              Monsanto Co.                              --    4,817,352                  4,817,352
                                                                                  --------------------------------------------------
                                                                                          --    4,817,352                  4,817,352
                                                                                  --------------------------------------------------
                                                APPAREL:                     1.6%
        --      130,200    130,200    @         Coach, Inc.                               --    3,892,980                  3,892,980
                                                                                  --------------------------------------------------
                                                                                          --    3,892,980                  3,892,980
                                                                                  --------------------------------------------------
                                                BEVERAGES:                    3.0%
     7,340           --      7,340              Coca-Cola Co.                        315,767           --                    315,767
    16,940       97,600    114,540              PepsiCo, Inc.                      1,017,078    5,859,904                  6,876,982
                                                                                  --------------------------------------------------
                                                                                   1,332,845    5,859,904                  7,192,749
                                                                                  --------------------------------------------------
                                                BIOTECHNOLOGY:               2.5%
    15,210       37,300     52,510    @         Amgen, Inc.                          992,148    2,433,079                  3,425,227
     5,510       18,300     23,810    @         Genentech, Inc.                      450,718    1,509,856                  1,960,574
    19,050           --     19,050    @, L      Medimmune, Inc.                      516,255           --                    516,255
                                                                                  --------------------------------------------------
                                                                                   1,959,121    3,942,935                  5,902,056
                                                                                  --------------------------------------------------
                                                COMMERCIAL SERVICES:         0.5%
    26,760           --     26,760    L         Cendant Corp.                        435,920           --                    435,920
    15,620           --     15,620              Moody's Corp.                        850,665           --                    850,665
                                                                                  --------------------------------------------------
                                                                                   1,286,585           --                  1,286,585
                                                                                  --------------------------------------------------
                                                COMPUTERS:                   5.0%
     4,310           --      4,310    @         Cognizant Technology
                                                  Solutions Corp.                    290,365           --                    290,365
    38,850           --     38,850    @         EMC Corp.                            426,185           --                    426,185
        --      122,200    122,200              Hewlett-Packard Co.                       --    3,871,296                  3,871,296
        --       62,000     62,000              International Business
                                                  Machines Corp.                          --    4,762,840                  4,762,840
     3,770           --      3,770    @, @@, L  Research In Motion Ltd.              263,033           --                    263,033
        --       45,400     45,400    @, L      Sandisk Corp.                             --    2,314,492                  2,314,492
                                                                                  --------------------------------------------------
                                                                                     979,583   10,948,628                 11,928,211
                                                                                  --------------------------------------------------
                                                COSMETICS/PERSONAL CARE:     3.7%
     9,490      146,265    155,755              Procter & Gamble Co.                 527,644    8,132,334                  8,659,978
                                                                                  --------------------------------------------------
                                                                                     527,644    8,132,334                  8,659,978
                                                                                  --------------------------------------------------
                                                DISTRIBUTION/WHOLESALE:      0.1%
     4,560           --      4,560    L         WW Grainger, Inc.                    343,049           --                    343,049
                                                                                  --------------------------------------------------
                                                                                     343,049           --                    343,049
                                                                                  --------------------------------------------------
                                                DIVERSIFIED FINANCIAL
                                                  SERVICES:                  7.4%
     8,300       75,600     83,900              American Express Co.                 441,726    4,023,432                  4,465,158
    34,570           --     34,570              Charles Schwab Corp.                 552,429           --                    552,429
       870           --        870              Chicago Mercantile Exchange          427,301           --                    427,301
     8,470           --      8,470              Fannie Mae                           407,407           --                    407,407
     4,810           --      4,810              Franklin Resources, Inc.             417,556           --                    417,556
    31,850           --     31,850              Freddie Mac                        1,815,769           --                  1,815,769
        --       15,000     15,000              Goldman Sachs Group, Inc.                 --    2,256,450                  2,256,450
     4,180       27,900     32,080              Legg Mason, Inc.                     415,994    2,776,608                  3,192,602
     5,000       45,100     50,100              Merrill Lynch & Co., Inc.            347,800    3,137,156                  3,484,956
     7,000           --      7,000              Morgan Stanley                       442,470           --                    442,470
                                                                                  --------------------------------------------------
                                                                                   5,268,452   12,193,646                 17,462,098
                                                                                  --------------------------------------------------
                                                ELECTRONICS:                 0.1%
     3,230           --      3,230    @         Fisher Scientific
                                                  International, Inc.                235,952           --                    235,952
                                                                                  --------------------------------------------------
                                                                                     235,952           --                    235,952
                                                                                  --------------------------------------------------
                                                ENTERTAINMENT:               1.5%
        --       95,100     95,100              International Game Technology             --    3,608,094                  3,608,094
                                                                                  --------------------------------------------------
                                                                                          --    3,608,094                  3,608,094
                                                                                  --------------------------------------------------
                                                FOOD:                        0.2%
     8,660           --      8,660              Hershey Foods Corp.                  476,906           --                    476,906
                                                                                  --------------------------------------------------
                                                                                     476,906           --                    476,906
                                                                                  --------------------------------------------------
                                                HEALTHCARE - PRODUCTS:       4.1%
        --       68,000     68,000              Baxter International, Inc.                --    2,499,680                  2,499,680
        --       27,700     27,700              CR Bard, Inc.                             --    2,029,302                  2,029,302
        --       57,900     57,900    @         Gen-Probe, Inc.                           --    3,125,442                  3,125,442
    16,210           --     16,210              Medtronic, Inc.                      760,573           --                    760,573
    12,090           --     12,090    @         St. Jude Medical, Inc.               391,958           --                    391,958
    12,990           --     12,990              Stryker Corp.                        547,009           --                    547,009
     5,470           --      5,470    @         Zimmer Holdings, Inc.                310,258           --                    310,258
                                                                                  --------------------------------------------------
                                                                                   2,009,798    7,654,424                  9,664,222
                                                                                  --------------------------------------------------
                                                HEALTHCARE - SERVICES:       2.7%
        --       30,270     30,270    @         Coventry Health Care, Inc.                --    1,663,034                  1,663,034
        --       26,000     26,000    @         Laboratory Corp. of America
                                                  Holdings                                --    1,617,980                  1,617,980
        --       42,500     42,500    @         WellPoint, Inc.                           --    3,092,725                  3,092,725
                                                                                  --------------------------------------------------
                                                                                          --    6,373,739                  6,373,739
                                                                                  --------------------------------------------------
                                                HOME FURNISHINGS:            0.1%
     3,730           --      3,730              Harman International
                                                  Industries, Inc.                   318,430           --                    318,430
                                                                                  --------------------------------------------------
                                                                                     318,430           --                    318,430
                                                                                  --------------------------------------------------
                                                HOUSEHOLD PRODUCTS/WARES:    0.3%
    10,520           --     10,520              Fortune Brands, Inc.                 747,025           --                    747,025
                                                                                  --------------------------------------------------
                                                                                     747,025           --                    747,025
                                                                                  --------------------------------------------------
                                                INSURANCE:                   2.5%
        --       33,500     33,500              Hartford Financial Services
                                                  Group, Inc.                             --    2,834,100                  2,834,100
        --       39,700     39,700    L         Prudential Financial, Inc.                --    3,084,690                  3,084,690
                                                                                  --------------------------------------------------
                                                                                          --    5,918,790                  5,918,790
                                                                                  --------------------------------------------------
                                                INTERNET:                    3.9%
     2,930       10,800     13,730    @         Google, Inc.                       1,228,637    4,528,764                  5,757,401
    31,660       77,000    108,660    @, L      Yahoo!, Inc.                       1,044,780    2,541,000                  3,585,780
                                                                                  --------------------------------------------------
                                                                                   2,273,417    7,069,764                  9,343,181
                                                                                  --------------------------------------------------
                                                LODGING:                     1.4%
     8,320       32,900     41,220    L         Harrah's Entertainment, Inc.         592,218    2,341,822                  2,934,040
    12,970           --     12,970              Marriott International, Inc.         494,416           --                    494,416
                                                                                  --------------------------------------------------
                                                                                   1,086,634    2,341,822                  3,428,456
                                                                                  --------------------------------------------------
                                                MACHINERY - DIVERSIFIED:     1.0%
     6,460       27,300     33,760              Rockwell Automation, Inc.            465,185    1,965,873                  2,431,058
                                                                                  --------------------------------------------------
                                                                                     465,185    1,965,873                  2,431,058
                                                                                  --------------------------------------------------

        See Accompanying Notes to Unaudited Pro Forma Financial Statements

                                                MEDIA:                       2.1%
    25,830       52,000     77,830              McGraw-Hill Cos., Inc.              1,297,441     2,611,960               3,909,401
    12,580           --     12,580    @, L      Univision Communications, Inc.        421,430            --                 421,430
    10,771           --     10,771    @         Viacom, Inc.                          386,033            --                 386,033
    24,980           --     24,980    @, L      Xm Satellite Radio, Inc.              365,957            --                 365,957
                                                                                  --------------------------------------------------
                                                                                    2,470,861     2,611,960               5,082,821
                                                                                  --------------------------------------------------
                                                MISCELLANEOUS MANUFACTURING: 8.1%
        --       45,100     45,100    @         Cooper Industries Ltd.                     --     4,190,692               4,190,692
        --       56,794     56,794              Danaher Corp.                              --     3,652,990               3,652,990
        --      281,860    281,860              General Electric Co.                       --     9,290,105               9,290,105
        --       43,400     43,400              Roper Industries, Inc.                     --     2,028,950               2,028,950
                                                                                  --------------------------------------------------
                                                                                           --    19,162,737              19,162,737
                                                                                  --------------------------------------------------
                                                OIL & GAS:                   2.8%
    17,250           --     17,250    @@, L     Canadian Natural Resources Ltd.       955,305            --                 955,305
    26,640           --     26,640              Chesapeake Energy Corp.               805,860            --                 805,860
     7,400           --      7,400    @, L      Quicksilver Resources, Inc.           272,394            --                 272,394
    16,240           --     16,240    @@        Suncor Energy, Inc.                 1,315,602            --               1,315,602
        --       40,452     40,452    @         Transocean, Inc.                           --     3,249,105               3,249,105
                                                                                  --------------------------------------------------
                                                                                    3,349,161     3,249,105               6,598,266
                                                                                  --------------------------------------------------
                                                OIL & GAS SERVICES:          4.5%
    17,780           --     17,780              Baker Hughes, Inc.                  1,455,293            --               1,455,293
        --       22,800     22,800    L         Halliburton Co.                            --     1,691,988               1,691,988
    16,630       70,700     87,330              Schlumberger Ltd.                   1,082,779     4,603,277               5,686,056
        --       39,100     39,100    @         Weatherford International Ltd.             --     1,940,142               1,940,142
                                                                                  --------------------------------------------------
                                                                                    2,538,072     8,235,407              10,773,479
                                                                                  --------------------------------------------------
                                                PHARMACEUTICALS:             7.0%
    10,020           --     10,020              Caremark Rx, Inc.                     499,697            --                 499,697
        --      112,300    112,300    @, L      Gilead Sciences, Inc.                      --     6,643,668               6,643,668
        --       63,300     63,300    @         Hospira, Inc.                              --     2,718,102               2,718,102
     6,230       86,800     93,030    @         Medco Health Solutions, Inc.          356,854     4,971,904               5,328,758
     6,490           --      6,490    L         Omnicare, Inc.                        307,756            --                 307,756
    17,520           --     17,520              Pfizer, Inc.                          411,194            --                 411,194
    22,440           --     22,440              Schering-Plough Corp.                 427,033            --                 427,033
     7,360           --      7,360              Wyeth                                 326,858            --                 326,858
                                                                                  --------------------------------------------------
                                                                                    2,329,392    14,333,674              16,663,066
                                                                                  --------------------------------------------------
                                                RETAIL:                      9.2%
        --       49,800     49,800              Abercrombie & Fitch Co.                    --     2,760,414               2,760,414
        --      130,100    130,100              CVS Corp.                                  --     3,994,070               3,994,070
    14,550           --     14,550              Lowe's Cos., Inc.                     882,749            --                 882,749
        --       78,000     78,000    @         Office Depot, Inc.                         --     2,964,000               2,964,000
        --      132,900    132,900    @, L      Starbucks Corp.                            --     5,018,304               5,018,304
    17,550           --     17,550              Target Corp.                          857,669            --                 857,669
    21,020       83,500    104,520              Wal-Mart Stores, Inc.               1,012,533     4,022,195               5,034,728
                                                                                  --------------------------------------------------
                                                                                    2,752,951    18,758,983              21,511,934
                                                                                  --------------------------------------------------
                                                SEMICONDUCTORS:              3.3%
        --      102,600    102,600    @, @@, L  ASML Holding NV                            --     2,074,572               2,074,572
    12,840           --     12,840              Intel Corp.                           243,318            --                 243,318
    23,820           --     23,820    L         Linear Technology Corp.               797,732            --                 797,732
        --       44,700     44,700    @, @@     Marvell Technology Group Ltd.              --     1,981,551               1,981,551
        --      114,100    114,100              National Semiconductor Corp.               --     2,721,285               2,721,285
                                                                                  --------------------------------------------------
                                                                                    1,041,050     6,777,408               7,818,458
                                                                                  --------------------------------------------------
                                                SOFTWARE:                    5.6%
        --       83,600     83,600    @, L      Adobe Systems, Inc.                        --     2,538,096               2,538,096
        --       54,500     54,500    @, L      Autodesk, Inc.                             --     1,878,070               1,878,070
        --       76,900     76,900    @         Citrix Systems, Inc.                       --     3,086,766               3,086,766
    15,700           --     15,700    @, L      Electronic Arts, Inc.                 675,728            --                 675,728
    27,550           --     27,550              First Data Corp.                    1,240,852            --               1,240,852
        --       38,500     38,500    @         Intuit, Inc.                               --     2,325,015               2,325,015
    66,920           --     66,920              Microsoft Corp.                     1,559,236            --               1,559,236
                                                                                  --------------------------------------------------
                                                                                    3,475,816     9,827,947              13,303,763
                                                                                  --------------------------------------------------
                                                TELECOMMUNICATIONS:          7.9%
    30,780           --     30,780    @, L      American Tower Corp.                  957,874            --                 957,874
    51,490      463,000    514,490    @         Cisco Systems, Inc.                 1,005,600     9,042,390              10,047,990
     8,120           --      8,120    @, L      Crown Castle International
                                                  Corp.                               280,465            --                 280,465
    10,010           --     10,010              Motorola, Inc.                        201,702            --                 201,702
     5,600           --      5,600    @, L      NeuStar, Inc.                         189,000            --                 189,000
        --       43,700     43,700    @, L      NII Holdings, Inc.                         --     2,463,806               2,463,806
    25,110       46,400     71,510              Qualcomm, Inc.                      1,006,154     1,859,248               2,865,402
        --      103,900    103,900    @         Tellabs, Inc.                              --     1,382,909               1,382,909
                                                                                  --------------------------------------------------
                                                                                    3,640,795    14,748,353              18,389,148
                                                                                  --------------------------------------------------
                                                TRANSPORTATION:              1.2%
        --       55,000     55,000              Norfolk Southern Corp.                     --     2,927,100               2,927,100
                                                                                  --------------------------------------------------
                                                                                           --     2,927,100               2,927,100
                                                                                  --------------------------------------------------

                                                Total Common Stock                 42,232,710   191,902,049             234,134,759
                                                                                  --------------------------------------------------
                                                (Cost)                             39,562,586   187,092,836             226,655,422


-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT     --                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS:    13.7%

                                                REPURCHASE AGREEMENT:        2.4%
 $      --   $5,648,000  $ 5,648,000            Morgan Stanley Repurchase
                                                  Agreement dated 06/30/06,
                                                  5.200%, due 07/03/06,
                                                  $5,650,447 to be received
                                                  upon repurchase
                                                  (Collateralized by $5,785,000
                                                  Federal Home Loan Bank
                                                  Discount Note, Market Value
                                                  $5,761,860 due 07/28/06)          $      --     $5,648,000             $5,648,000
                                                                                  --------------------------------------------------
                                                Total Repurchase Agreement                 --      5,648,000              5,648,000
                                                                                  --------------------------------------------------
                                                (Cost)                                     --      5,648,000              5,648,000

                                                SECURITIES LENDING
                                                  COLLATERAL(CC):            11.3%
 7,580,536   19,246,134   26,826,670            The Bank of New York
                                                  Institutional Cash Reserve
                                                  Fund                              7,580,536     19,246,134             26,826,670
                                                                                  --------------------------------------------------
                                                Total Securities Lending
                                                  Collateral                        7,580,536     19,246,134             26,826,670
                                                                                  --------------------------------------------------
                                                (Cost)                              7,580,536     19,246,134             26,826,670

                                                Total Short-Term Investments        7,580,536     24,894,134             32,474,670
                                                                                  --------------------------------------------------
                                                (Cost)                              7,580,536     24,894,134             32,474,670

                                                Total Investments in
                                                  Securities                112.4% 49,813,246    216,796,183            266,609,429
                                                (Cost)*                            47,143,122    211,986,970            259,130,092
                                                Other Assets and
                                                  Liabilities - Net         (12.4) (7,374,936)   (22,085,222)  (34,250) (29,494,408)
                                                                            --------------------------------------------------------
                                                Net Assets                  100.0% 42,438,310    194,710,961   (34,250) 237,115,021
                                                                            ========================================================

                                                @  Non-income producing
                                                   security
                                                @@ Foreign Issuer
                                                cc Securities purchased with
                                                   cash collateral for
                                                   securities loaned.
                                                L  Loaned security, a
                                                   portion or all of the
                                                   security is on loan at
                                                   June 30, 2006.
                                                *  Cost for federal income
                                                   tax purposes is               $47,914,199    $212,889,292            260,803,491
                                                   Net unrealized appreciation
                                                      consists of:
                                                      Gross Unrealized
                                                      Appreciation               $ 3,988,233     $10,424,116             14,412,349
                                                      Gross Unrealized
                                                      Depreciation                (2,089,186)     (6,517,225)            (8,606,411)
                                                                                 ---------------------------------------------------
                                                      Net Unrealized
                                                      Appreciation               $ 1,899,047     $ 3,906,891            $ 5,805,938
                                                                                 ===================================================

        See Accompanying Notes to Unaudited Pro Forma Financial Statements

               NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS

NOTE 1 - BASIS OF COMBINATION:

     The Board of Trustees of the ING Goldman Sachs(R) Capital Growth Portfolio ("Goldman Sachs(R) Capital Growth") and the ING VP Growth
Portfolio ("VP Growth"), approved an Agreement and Plan of Reorganization dated May 25, 2006, respectively (the "Plan") whereby, subject to approval by the shareholders of Goldman Sachs(R) Capital Growth, VP Growth will acquire all of the assets of the Goldman Sachs(R) Capital Growth, subject to the liabilities of such Portfolio, in exchange for a number of shares of VP Growth equal in value to the net assets of Goldman Sachs(R) Capital
Growth (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies with VP Growth remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at an earlier date. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Goldman Sachs(R) Capital Growth and VP Growth at an earlier date. The unaudited pro forma statement of operations reflects the results of operations of Goldman Sachs(R) Capital Growth and VP Growth for the twelve-months ended June 30, 2006. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for Goldman Sachs(R) Capital Growth and VP Growth under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Goldman Sachs(R) Capital Growth for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees ("Board") of the Portfolios. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of VP Growth issued in connection with the proposed acquisition of Goldman Sachs(R) Capital Growth by VP Growth as of June 30, 2006. The number of additional shares issued was calculated by dividing the net asset value of each Class of Goldman Sachs(R) Capital Growth by the respective Class net asset value per share of VP Growth.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2006. Goldman Sachs(R) Capital Growth expenses were adjusted assuming
VP Growth's fee structure was in effect for the twelve months ended June 30, 2006.

NOTE 5 - MERGER COSTS:

     Merger costs to be incurred by Goldman Sachs(R) Capital Growth are estimated at approximately $34,250. These costs represent one half of the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

NOTE 6 - USE OF ESTIMATES IN PREPARATION OF PRO FORMA FINANCIAL STATEMENTS:

     Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                                                             3 EASY WAYS TO VOTE
            VOTE BY PHONE: CALL TOLL-FREE 1-888-221-0697 AND FOLLOW THE RECORDED
                                                                   INSTRUCTIONS.
           VOTE ON THE INTERNET: LOG ON TO PROXYWEB.COM AND FOLLOW THE ON-SCREEN
                                                                   INSTRUCTIONS.
     VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE VOTING INSTRUCTION CARD, SIGN AND DATE THE VOTING INSTRUCTION CARD AND RETURN IN THE
                                                              ENVELOPE PROVIDED.
    If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR VOTING
                                                               INSTRUCTION CARD.

                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                 JANUARY 4, 2007
                                 PROXY SOLICITED ON BEHALF OF BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

     The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the "Portfolio") attributable to his or her contract or interest therein as directed on the reverse side of this Form. IF THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION FORM, THE INSURANCE COMPANY WILL VOTE ALL SHARES ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO ALL VOTING INSTRUCTIONS FOR THE PORTFOLIO ACTUALLY RECEIVED FROM CONTRACT OWNERS IN THE SEPARATE ACCOUNT, WHEN APPLICABLE. THE PROXIES VOTING SHARES AT THE SPECIAL MEETING ON BEHALF OF THE INSURANCE COMPANY ARE AUTHORIZED TO VOTE, AT THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF.

             VOTING INSTRUCTION FORM MUST BE SIGNED AND DATED BELOW.

-------------------------------                     -----------------
Signature (s) (if held jointly)                     Date

     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION FORM. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X] PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR VOTING INSTRUCTION CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR VOTING INSTRUCTION CARD.

        THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:
                                          ---

1. To approve an Agreement and Plan of Reorganization by and among ING Goldman Sachs(R) Capital Growth Portfolio and ING VP Growth Portfolio, providing for the reorganization of ING Goldman Sachs(R) Capital Growth Portfolio with and into ING VP Growth Portfolio.

     For [  ]                       Against [  ]                    Abstain [  ]

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[INSERT ING LOGO & ADDRESS]

                                                  3 EASY WAYS TO VOTE YOUR PROXY
            VOTE BY PHONE: CALL TOLL-FREE 1-888-221-0697 AND FOLLOW THE RECORDED
                                                                   INSTRUCTIONS.
           VOTE ON THE INTERNET: LOG ON TO PROXYWEB.COM AND FOLLOW THE ON-SCREEN
                                                                   INSTRUCTIONS.
VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE PROXY CARD,
               SIGN AND DATE THE PROXY CARD AND RETURN IN THE ENVELOPE PROVIDED. If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR PROXY
                                                                           CARD.

                                                              ING PARTNERS, INC.
       PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 4, 2007
                     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING GOLDMAN SACHS(R) CAPITAL GROWTH PORTFOLIO

     The undersigned hereby appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the "Portfolio") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on January 4, 2007 at 10:00a.m., Local time and at any adjournment(s) or postponement(s) thereof.

 This proxy will be voted as specified. IF NO SPECIFICATION IS MADE, THE PROXY
                       WILL BE VOTED "FOR" THE PROPOSAL.

  PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED
                                   ENVELOPE.

-------------------------------                     -----------------
Signature (s) (if held jointly)                     Date

     This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. [X] PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

               THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:
                                          ---

1. To approve an Agreement and Plan of Reorganization by and among ING Goldman Sachs(R) Capital Growth Portfolio and ING
     VP Growth Portfolio, providing for the reorganization of ING Goldman Sachs(R) Capital Growth Portfolio with and into ING VP Growth Portfolio.

     For [  ]                     Against [  ]                      Abstain [  ]

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.'s Articles of Incorporation, as amended, provides the following:

          (iv) Indemnification. The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

     (a) Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation's request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

     (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (c) No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     (d) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph.

          (iv) unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

                (1) by a majority vote of a quorum of non-party Directors who are not "interested" persons of the Corporation (as defined in the 1940 Act), or

                (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

     (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

                (1)  the indemnity provides security for his undertaking,

                (2) the Corporation is insured against losses arising by reason of any lawful advances or

                (3) a majority of a quorum of non-party Directors who are not "interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

     (g) Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph
          (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

     In addition, ING Variable Portfolios, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Section 9 of the Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser's stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties under this Agreement, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

Section 7 of the Administration Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16. EXHIBITS

(1) (a) Articles of Amendment and Restatement dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (b) Articles Supplementary dated August 12, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (c) Articles Supplementary effective April 29, 2005, (Issuance of Class ADV shares) - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (d) Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (e) Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(2) Amended and Restated Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Variable Portfolios, Inc., on behalf of ING VP Growth Portfolio and ING Partners Inc., on behalf of ING Goldman Sachs Capital Growth Portfolio - Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on
     July 18, 2006, and incorporated herein by reference.

(5) Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(6)  (a)  Amended Investment Management Agreement between the ING
          Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004
          - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Schedule A to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

          (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amended Schedule to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (c) Interim Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc. dated January 1, 2004 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (d) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (e) Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated August 1, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(7) (a) Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post- effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

          (i) Amended Schedule of Approvals to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Substitution Agreement to Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated October 8, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8) Directors' Deferred Compensation Plan effective September 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant's Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(9)  (a)  Custody Agreement with The Bank of New York dated January 6, 2003
          - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Custody Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Foreign Custody Manager Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

          (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (c) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N- 1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 21, 2004 to the Securities Lending Agreement and Guaranty with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(10) (a) Restated Distribution Plan for Class S shares effective March 24, 2004- Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (b) Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (c) Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective April 29, 2005 - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on July 18, 2006, and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13) (a) Administration Agreement between ING Funds Services, LLC and Aetna Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

          (i) Amended Schedule A to the Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (b) License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

     (c) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Fund Accounting Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (d) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (e) Agency Agreement with DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (f) Participation Agreement between ING Variable Portfolios, Inc., Connecticut Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (g) Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (h) Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (i) Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (j) Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (k) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 -

                Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (l) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (iii) Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (iv) Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna

                GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (v) Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (vi) Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (m) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (n) Agreement re: Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP, MidCap VP, SmallCap VP and International VP and Small Company VP - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(14) Consent of independent auditors - filed herewith.

(15) Not applicable.

(16) Powers of attorney - Filed as an Exhibit to the Registrant's Form N-14 Registration Statement on July 18, 2006, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 16th day of November, 2006.

                                    ING VARIABLE PORTFOLIOS, INC.

                                    By: /s/ Theresa K. Kelety


                                    ----------------------------
                                    Theresa K. Kelety
                                    Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                       TITLE                               DATE
-------------------------------------------------------------------------------------
                                President and Chief Executive       November 16, 2006
-------------------------       Officer
James M. Hennessy*

                                Executive Vice President and        November 16, 2006
-------------------------       Principal Financial Officer
Todd Modic *

                                Director                            November 16, 2006
-------------------------
Albert E. DePrince, Jr. *

                                Director                            November 16, 2006
-------------------------
Maria T. Fighetti *

                                Director                            November 16, 2006
-------------------------
Sidney Koch *

                                Director                            November 16, 2006
-------------------------
Corine T. Norgaard *

                                Director                            November 16, 2006
-------------------------
Joseph Obermeyer *

                                Director                            November 16, 2006
-------------------------
Edward T. O'Dell *

*By: /s/ Theresa K. Kelety


     ------------------------
     Theresa K. Kelety
     Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Variable Portfolios, Inc. as filed on July 18, 2006 File No. 333-135840, and incorporated herein by reference.

                                  EXHIBIT INDEX

(14)   Consent of Independent Auditors